                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-0816
                                   ---------------------------------------------

                    AMERICAN CENTURY MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       4500 MAIN STREET, KANSAS CITY, MISSOURI               64111
--------------------------------------------------------------------------------
       (Address of principal executive offices)            (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                    ----------------------------

Date of fiscal year end:       10-31
                          ------------------------------------------------------

Date of reporting period:      07-31-2007
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ULTRA(reg.sm) FUND
JULY 31, 2007

[american century investments logo and text logo]

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3%
AEROSPACE & DEFENSE - 5.7%
         2,112,000  Boeing Co.                                      $    218,444
         1,108,000  Precision Castparts Corp.                            151,862
         3,084,000  United Technologies Corp.                            225,040
                                                                 ---------------
                                                                         595,346
                                                                 ---------------
BEVERAGES - 3.0%
         1,574,000  Coca-Cola Company (The)                               82,021
         3,667,000  PepsiCo, Inc.                                        240,629
                                                                 ---------------
                                                                         322,650
                                                                 ---------------
BIOTECHNOLOGY - 1.0%
         2,954,000  Gilead Sciences, Inc.(1)                             109,977
                                                                 ---------------
CAPITAL MARKETS - 3.2%
         1,183,000  Franklin Resources, Inc.                             150,678
           276,000  Goldman Sachs Group, Inc. (The)                       51,982
         2,659,000  T. Rowe Price Group Inc.                             138,614
                                                                 ---------------
                                                                         341,274
                                                                 ---------------
CHEMICALS - 2.1%
         2,198,000  Monsanto Co.                                         141,661
         1,045,000  Potash Corp. of Saskatchewan(2)                       84,373
                                                                 ---------------
                                                                         226,034
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 7.0%
        11,137,000  Cisco Systems Inc.(1)                                321,972
         3,663,000  Juniper Networks, Inc.(1)                            109,743
         2,662,000  QUALCOMM Inc.                                        110,872
           870,000  Research In Motion Ltd.(1)(2)                        186,180
                                                                 ---------------
                                                                         728,767
                                                                 ---------------
COMPUTERS & PERIPHERALS - 6.5%
         2,474,000  Apple Inc.(1)                                        325,974
         5,388,000  Hewlett-Packard Co.                                  248,010
         3,611,000  Network Appliance, Inc.(1)                           102,336
                                                                 ---------------
                                                                         676,320
                                                                 ---------------
DIVERSIFIED - 0.7%
           540,000  iShares FTSE/Xinhua
                    China 25 Index Fund(2)                                75,227
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.9%
           255,000  CME Group Inc.(2)                                    140,887

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           406,000  IntercontinentalExchange Inc.(1)                      61,359
                                                                 ---------------
                                                                         202,246
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.5%
         5,565,000  Emerson Electric Co.                                 261,945
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.1%
         2,151,000  Schlumberger Ltd.                                    203,742
         1,197,000  Transocean Inc.(1)                                   128,618
                                                                 ---------------
                                                                         332,360
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.3%
         1,341,000  Walgreen Co.                                          59,245
         1,739,000  Wal-Mart Stores, Inc.                                 79,907
                                                                 ---------------
                                                                         139,152
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
         2,843,521  Baxter International Inc.                            149,569
           313,169  St. Jude Medical, Inc.(1)                             13,510
         1,195,048  Stryker Corp.                                         74,607
                                                                 ---------------
                                                                         237,686
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.4%
         4,213,818  Express Scripts, Inc.(1)                             211,239
           578,629  Medco Health Solutions Inc.(1)                        47,025
                                                                 ---------------
                                                                         258,264
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.2%
           651,000  Chipotle Mexican Grill Inc.
                    Cl A(1)(2)                                            57,509
         2,138,000  International Game Technology                         75,514
         2,239,000  McDonald's Corporation                               107,181
         3,000,000  Yum! Brands, Inc.                                     96,120
                                                                 ---------------
                                                                         336,324
                                                                 ---------------
HOUSEHOLD DURABLES - 1.6%
         2,044,000  Garmin Ltd.(2)                                       171,492
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.6%
         2,504,000  Colgate-Palmolive Co.                                165,264
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.4%
         1,932,000  3M Co.                                               171,794

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           771,000  Textron Inc.                                          87,038
                                                                 ---------------
                                                                         258,832
                                                                 ---------------
INSURANCE - 2.0%
         2,727,000  Aflac Inc.                                           142,131
         1,084,000  Ambac Financial Group, Inc.(2)                        72,791
                                                                 ---------------
                                                                         214,922
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 3.5%
         5,029,000  eBay Inc.(1)                                         162,940
           412,000  Google Inc. Cl A(1)                                  210,120
                                                                 ---------------
                                                                         373,060
                                                                 ---------------
IT SERVICES - 4.5%
         2,228,000  Accenture Ltd. Cl A                                   93,866
         1,338,000  Cognizant Technology Solutions
                    Corporation Cl A(1)                                  108,351
         1,052,000  DST Systems, Inc.(1)(2)                               79,815
           399,000  MasterCard Inc. Cl A(2)                               64,159
         3,271,000  Paychex, Inc.                                        135,354
                                                                 ---------------
                                                                         481,545
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.8%
         4,206,000  Thermo Fisher Scientific Inc.(1)                     219,595
         1,304,000  Waters Corp.(1)                                       75,971
                                                                 ---------------
                                                                         295,566
                                                                 ---------------
MACHINERY - 2.4%
         2,150,561  Danaher Corp.(2)                                     160,604
         1,884,000  Joy Global Inc.                                       93,239
                                                                 ---------------
                                                                         253,843
                                                                 ---------------
METALS & MINING - 3.3%
         1,165,000  Allegheny Technologies Inc.                          122,243
         3,150,000  Rio Tinto plc ORD                                    227,360
                                                                 ---------------
                                                                         349,603
                                                                 ---------------
MULTILINE RETAIL - 2.2%
         2,225,000  Kohl's Corp.(1)                                      135,280
         1,639,000  Target Corp.                                          99,274
                                                                 ---------------
                                                                         234,554
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.4%
         1,391,000  ConocoPhillips                                       112,448
         2,266,000  Exxon Mobil Corp.                                    192,905
         1,097,000  Suncor Energy Inc.                                    99,246

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           953,266  Valero Energy Corp.                                   63,878
                                                                 ---------------
                                                                         468,477
                                                                 ---------------
PERSONAL PRODUCTS - 1.1%
         3,120,000  Avon Products, Inc.                                  112,351
                                                                 ---------------
PHARMACEUTICALS - 4.9%
         2,175,974  Abbott Laboratories                                  110,300
         2,822,000  Allergan, Inc.                                       164,044
         4,782,000  Schering-Plough Corp.                                136,478
         4,539,000  Shire plc ORD                                        111,336
                                                                 ---------------
                                                                         522,158
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 3.5%
         3,549,000  Microchip Technology Inc.(2)                         128,864
         2,964,000  National Semiconductor Corp.(2)                       77,034
         3,688,000  NVIDIA Corp.(1)                                      168,763
                                                                 ---------------
                                                                         374,661
                                                                 ---------------
SOFTWARE - 6.9%
         5,920,000  Adobe Systems Inc.(1)                                238,517
         2,697,000  Electronic Arts Inc.(1)                              131,182
         6,147,000  Microsoft Corporation                                178,202
           342,000  Nintendo Co., Ltd. ORD                               167,349
                                                                 ---------------
                                                                         715,250
                                                                 ---------------
SPECIALTY RETAIL - 0.6%
           978,000  CarMax, Inc.(1)(2)                                    23,404
         1,219,000  PetSmart, Inc.(2)                                     39,410
                                                                 ---------------
                                                                          62,814
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 2.4%
         3,166,000  Coach Inc.(1)                                        143,926
         1,933,000  NIKE, Inc. Cl B                                      109,118
                                                                 ---------------
                                                                         253,044
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.5%
           588,000  Grainger (W.W.), Inc.                                 51,368
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 2.9%
         3,474,000  America Movil, SAB de CV ADR                         208,023

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
         2,142,000  Rogers Communications Inc.
                    Cl B ORD                                              96,829
                                                                 ---------------
                                                                         304,852
                                                                 ---------------
TOTAL COMMON STOCKS                                                   10,507,228
(Cost $8,370,566)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.1%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 4.625%, 7/31/12,
valued at $13,857), in a joint trading account
at 5.00%, dated 7/31/07, due 8/1/07
(Delivery value $13,602)                                                  13,600
                                                                 ---------------
(Cost $13,600)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 6.6%
Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
5.29%, dated 7/31/07, due 8/1/07
(Delivery value $25,004)                                                  25,000

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.30%, dated 7/31/07,
due 8/1/07 (Delivery value $501,967)                                     501,893

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
5.29%, dated 7/31/07, due 8/1/07
(Delivery value $50,007)                                                  50,000

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.375%, dated 7/31/07, due 8/1/07
(Delivery value $125,019)                                                125,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                            701,893
(Cost $701,893)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 106.0%                                  11,222,721
                                                                 ---------------
(Cost $9,086,059)

OTHER ASSETS AND LIABILITIES - (6.0)%                                  (631,122)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 10,591,599
                                                                 ===============

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                          Settlement                        Unrealized
to Sell                               Date            Value          Gain (Loss)
--------------------------------------------------------------------------------
   51,857,820  CAD for USD          8/31/07          $ 48,652          $ 370
   81,445,005  GBP for USD          8/31/07           165,368           (227)
9,918,000,000  JPY for USD          8/31/07            84,005           (252)
                                                   -----------------------------
                                                     $298,025          $(109)
                                                   =============================
(Value on Settlement Date $297,916)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CAD = Canadian Dollar
FTSE = Financial Times Stock Exchange
GBP = British Pound
JPY = Japanese Yen
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of July 31, 2007. The aggregate value of securities on loan at July 31, 2007 was $684,271 (in thousands).
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of July 31, 2007, securities with an aggregate value of $506,045, which represented 4.8% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS (SHARES IN FULL)

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended July 31, 2007 follows:

                           OCTOBER 31, 2006                                                JULY 31, 2007
                             SHARE           PURCHASE   SALES     REALIZED    DIVIDEND    SHARE     MARKET
                            BALANCE            COST      COST    GAIN (LOSS)   INCOME    BALANCE     VALUE
CarMax, Inc. (1)(2)(3)     5,052,195            --     $115,385    $107,303      --     978,000(4)  $23,404
Digital River Inc. (1)(3)  2,256,000            --       90,481      27,746      --          --          --
                                             -----------------------------------------              -------
                                                --     $205,866    $135,049      --                 $23,404
                                             =========================================              =======

(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of July 31, 2007.
(3) Company was not an affiliate at July 31, 2007.
(4) Includes adjustments for shares received from a stock split and/or stock spinoff during the period.

2. FEDERAL TAX INFORMATION

As of July 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $9,099,627
                                                                 ===============
Gross tax appreciation of investments                                $2,253,062
Gross tax depreciation of investments                                  (129,968)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $2,123,094
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GROWTH FUND
JULY 31, 2007

[american century investments logo and text logo]

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
AEROSPACE & DEFENSE - 4.8%
         1,375,700  Boeing Co.                                     $     142,288
         1,262,500  United Technologies Corp.                             92,125
                                                                 ---------------
                                                                         234,413
                                                                 ---------------
AUTO COMPONENTS - 1.4%
           797,400  BorgWarner Inc.                                       68,935
                                                                 ---------------
BEVERAGES - 3.3%
           934,200  Anheuser-Busch Companies, Inc.                        45,561
         1,778,200  PepsiCo, Inc.                                        116,685
                                                                 ---------------
                                                                         162,246
                                                                 ---------------
BIOTECHNOLOGY - 0.8%
           502,300  Cephalon, Inc.(1)(2)                                  37,743
                                                                 ---------------
CAPITAL MARKETS - 3.8%
           451,900  Goldman Sachs Group, Inc. (The)                       85,111
           790,000  Northern Trust Corp.                                  49,343
         2,462,300  Schwab (Charles) Corp.                                49,566
                                                                 ---------------
                                                                         184,020
                                                                 ---------------
CHEMICALS - 0.6%
           461,000  Monsanto Co.                                          29,711
                                                                 ---------------
COMMERCIAL BANKS - 1.6%
         2,360,300  Wells Fargo & Co.                                     79,707
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%
           923,900  Waste Management, Inc.                                35,136
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 7.4%
         1,516,000  ADC
                    Telecommunications, Inc.(1)(2)                        28,334
         5,621,200  Cisco Systems Inc.(1)                                162,510
         2,270,600  Juniper Networks, Inc.(1)                             68,027
         1,085,300  QUALCOMM Inc.                                         45,203
           235,100  Research In Motion Ltd.(1)(2)                         50,311
                                                                 ---------------
                                                                         354,385
                                                                 ---------------
COMPUTERS & PERIPHERALS - 6.5%
         1,226,000  Apple Inc.(1)                                        161,538
         2,037,300  Dell Inc.(1)                                          56,983

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
         2,127,700  Hewlett-Packard Co.                                   97,938
                                                                 ---------------
                                                                         316,459
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
         1,684,800  JPMorgan Chase & Co.                                  74,148
                                                                 ---------------
ELECTRICAL EQUIPMENT - 5.9%
         1,801,100  Cooper Industries, Ltd. Cl A                          95,314
         2,857,500  Emerson Electric Co.                                 134,503
           933,100  Roper Industries Inc.(2)                              55,967
                                                                 ---------------
                                                                         285,784
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.1%
           557,400  Cameron International Corp.(1)                        43,477
         3,910,300  Grey Wolf Inc.(1)(2)                                  28,975
           838,500  Schlumberger Ltd.                                     79,423
                                                                 ---------------
                                                                         151,875
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.9%
         3,044,000  Wal-Mart Stores, Inc.                                139,872
                                                                 ---------------
FOOD PRODUCTS - 2.4%
         1,729,000  Campbell Soup Co.                                     63,679
         2,069,600  ConAgra Foods, Inc.                                   52,464
                                                                 ---------------
                                                                         116,143
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 6.9%
         1,108,200  Baxter International Inc.                             58,291
           759,000  Becton, Dickinson & Co.                               57,957
           997,300  DENTSPLY International Inc.                           36,391
           130,800  Idexx Laboratories, Inc.(1)(2)                        13,114
           308,800  Intuitive Surgical Inc.(1)(2)                         65,655
         1,187,900  Medtronic, Inc.                                       60,192
           613,500  Mentor Corp.(2)                                       24,141
           585,200  TomoTherapy Inc.(1)(2)                                15,859

                                                                 ---------------
                                                                         331,600
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.9%
           581,100  Laboratory Corp.
                    of America Holdings(1)(2)                             42,914
           988,600  Patterson Companies, Inc.(1)(2)                       35,461
           338,500  VCA Antech Inc.(1)                                    13,317
                                                                 ---------------
                                                                          91,692
                                                                 ---------------

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.6%
           333,000  Mohawk Industries Inc.(1)(2)                          29,973
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.1%
         1,626,900  Procter & Gamble Co. (The)                           100,640
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.4%
         1,726,300  General Electric Co.                                  66,911
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.2%
           450,000  Amazon.com, Inc.(1)                                   35,343
           380,600  Priceline.com Inc.(1)(2)                              24,282
                                                                 ---------------
                                                                          59,625
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 4.0%
         2,965,400  eBay Inc.(1)                                          96,079
           197,100  Google Inc. Cl A(1)                                  100,521
                                                                 ---------------
                                                                         196,600
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.8%
         1,698,500  Thermo Fisher Scientific Inc.(1)                      88,679
                                                                 ---------------
MACHINERY - 2.4%
           907,900  Eaton Corp.                                           88,230
           380,900  Valmont Industries, Inc.(2)                           28,792
                                                                 ---------------
                                                                         117,022
                                                                 ---------------
MEDIA - 1.5%
           425,900  Lamar Advertising Co. Cl A(2)                         25,354
         1,284,300  Viacom Inc. Cl B(1)                                   49,189
                                                                 ---------------
                                                                          74,543
                                                                 ---------------
METALS & MINING - 0.9%
           435,600  Allegheny Technologies Inc.                           45,708
                                                                 ---------------
MULTILINE RETAIL - 1.3%
         1,010,900  Target Corp.                                          61,230
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.9%
           832,800  Apache Corp.                                          67,249
           416,100  Devon Energy Corporation                              31,045
           737,400  Exxon Mobil Corp.                                     62,775

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
         1,436,300  XTO Energy Inc.                                       78,321
                                                                 ---------------
                                                                         239,390
                                                                 ---------------
PERSONAL PRODUCTS - 0.2%
           410,200  Bare Escentuals Inc.(1)(2)                            11,572
                                                                 ---------------
PHARMACEUTICALS - 5.6%
           752,200  Allergan, Inc.                                        43,725
           496,100  Roche Holding AG ORD                                  87,818
         4,871,600  Schering-Plough Corp.                                139,036
                                                                 ---------------
                                                                         270,579
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 6.0%
         2,324,000  Broadcom Corp. Cl A(1)                                76,251
         1,534,100  Intersil Corp. Cl A                                   44,872
         5,601,800  ON Semiconductor Corp.(1)(2)                          66,213
         1,973,900  STMicroelectronics N.V.
                    New York Shares(2)                                    33,872
         4,355,600  Teradyne, Inc.(1)                                     68,340
                                                                 ---------------
                                                                         289,548
                                                                 ---------------
SOFTWARE - 2.6%
         1,124,300  Microsoft Corporation                                 32,593
         3,129,800  Oracle Corp.(1)                                       59,842
         1,204,900  THQ Inc.(1)(2)                                        34,653

                                                                 ---------------
                                                                         127,088
                                                                 ---------------
SPECIALTY RETAIL - 4.9%
         1,941,800  GameStop Corp. Cl A(1)(2)                             78,352
         2,647,500  Home Depot, Inc. (The)                                98,407
           573,000  Lowe's Companies, Inc.                                16,050
         1,607,500  TJX Companies, Inc. (The)                             44,608
                                                                 ---------------
                                                                         237,417
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 2.7%
         2,534,300  American Tower Corp. Cl A(1)                         105,579
           752,300  MetroPCS
                    Communications, Inc.(1)                               27,549
                                                                 ---------------
                                                                         133,128
                                                                 ---------------
TOTAL COMMON STOCKS                                                    4,843,522
(Cost $4,154,893)                                                ---------------

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
                               ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.4%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 8.875%, 2/15/19,
valued at $21,895), in a joint trading account
at 5.10%, dated 7/31/07, due 8/1/07
(Delivery value $21,503)                                                  21,500
(Cost $21,500)                                                   ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 7.7%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 5.355%, dated 7/31/07,
due 8/1/07 (Delivery value $50,007)                                       50,000

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.30%, dated 7/31/07,
due 8/1/07 (Delivery value $24,106)                                       24,102

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
5.29%, dated 7/31/07, due 8/1/07
(Delivery value $250,037)                                                250,000

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.375%, dated 7/31/07, due 8/1/07
(Delivery value $50,007)                                                  50,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                            374,102
(Cost $374,102)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 107.7%                                   5,239,124
(Cost $4,550,495)                                                ---------------

OTHER ASSETS AND LIABILITIES - (7.7)%                                  (375,602)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   4,863,522
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                      Settlement                            Unrealized
to Sell                           Date                Value          Gain (Loss)
--------------------------------------------------------------------------------
62,657,430  CHF for USD          8/31/07             $52,238           $(368)
                                                 ===============================
(Value on Settlement Date $51,870)

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
CHF = Swiss Franc
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of July 31, 2007. The aggregate value of securities on loan at July 31, 2007, was $366,585 (in thousands).
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of July 31, 2007, securities with an aggregate value of $87,818 (in thousands), which represented 1.8% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of
Directors.

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $4,551,322
                                                                 ===============
Gross tax appreciation of investments                                $  753,212
Gross tax depreciation of investments                                   (65,410)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $  687,802
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VISTA(reg.sm) FUND
JULY 31, 2007

[american century investments logo and text logo]

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9%
AEROSPACE & DEFENSE - 9.9%
         2,872,000  BE Aerospace, Inc.(1)                          $     116,488
         1,254,000  Precision Castparts Corp.                            171,874
                                                                 ---------------
                                                                         288,362
                                                                 ---------------
AUTO COMPONENTS - 1.0%
         1,000,000  Goodyear Tire &
                    Rubber Co. (The)(1)                                   28,720
                                                                 ---------------
BEVERAGES - 0.5%
           152,000  Molson Coors Brewing Co.                              13,519
                                                                 ---------------
BIOTECHNOLOGY - 0.9%
           256,000  Celgene Corp.(1)                                      15,503
           412,000  Onyx Pharmaceuticals, Inc.(1)                         11,458
                                                                 ---------------
                                                                          26,961
                                                                 ---------------
CAPITAL MARKETS - 1.0%
           495,000  Ameriprise Financial Inc.                             29,834
                                                                 ---------------
CHEMICALS - 2.9%
           892,000  Monsanto Co.                                          57,490
           381,000  Mosaic Co. (The)(1)                                   14,310
           530,000  Terra Industries Inc.(1)                              13,001
                                                                 ---------------
                                                                          84,801
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.4%
           692,000  Corrections Corp. of America(1)                       19,964
           685,000  TeleTech Holdings, Inc.(1)                            20,091
                                                                 ---------------
                                                                          40,055
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 3.9%
           230,000  Blue Coat Systems, Inc.(1)                            11,208
           381,000  Ciena Corp.(1)                                        13,918
           640,000  CommScope, Inc.(1)                                    34,835
         1,304,000  Juniper Networks, Inc.(1)                             39,068
           358,000  Riverbed Technology, Inc.(1)                          15,809
                                                                 ---------------
                                                                         114,838
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.8%
           397,000  Apple Inc.(1)                                         52,309
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 5.0%
           757,000  Foster Wheeler Ltd.(1)                                85,080

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
         2,138,000  Quanta Services, Inc.(1)                              60,783
                                                                 ---------------
                                                                         145,863
                                                                 ---------------
CONTAINERS & PACKAGING - 2.5%
           239,000  Greif, Inc. Cl A                                      13,145
         1,485,000  Owens-Illinois Inc.(1)                                59,370
                                                                 ---------------
                                                                          72,515
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.7%
           362,000  Apollo Group, Inc. Cl A(1)                            21,398
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.7%
           691,000  Cogent Communications
                    Group, Inc.(1)                                        19,818
                                                                 ---------------
ELECTRIC UTILITIES - 1.6%
           271,000  Allegheny Energy, Inc.(1)                             14,154
         1,325,000  Reliant Energy, Inc.(1)                               34,026
                                                                 ---------------
                                                                          48,180
                                                                 ---------------
ELECTRICAL EQUIPMENT - 3.1%
           247,000  First Solar Inc.(1)                                   27,805
           390,000  General Cable Corp.(1)                                31,004
           250,000  SunPower Corp. Cl A(1)                                17,633
           205,000  Vestas Wind Systems AS ORD(1)                         13,590
                                                                 ---------------
                                                                          90,032
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.5%
           191,000  Itron Inc.(1)                                         15,171
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 4.5%
           623,000  Acergy SA                                             16,585
           171,188  Aker Kvaerner ASA ORD                                  4,357
           215,000  Cameron International Corp.(1)                        16,770
           208,000  Core Laboratories N.V.(1)                             22,387
         1,527,000  Dresser-Rand Group Inc.(1)                            56,651
           126,000  National Oilwell Varco, Inc.(1)                       15,134
                                                                 ---------------
                                                                         131,884
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
           355,138  Immucor, Inc.(1)                                      11,066
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.5%
         1,403,000  Express Scripts, Inc.(1)                              70,332

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
           744,000  Medco Health Solutions Inc.(1)                        60,465
                                                                 ---------------
                                                                         130,797
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.0%
           847,000  Bally Technologies, Inc.(1)                           20,836
           192,000  Las Vegas Sands Corp.(1)                              16,752
           790,000  WMS Industries Inc.(1)                                20,611
                                                                 ---------------
                                                                          58,199
                                                                 ---------------
HOUSEHOLD DURABLES - 0.5%
           476,000  Tempur-Pedic International Inc.                       14,827
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.8%
           270,000  McDermott International, Inc.(1)                      22,394
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.1%
            38,000  Amazon.com, Inc.(1)                                    2,985
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.0%
           320,000  Equinix Inc.(1)                                       27,811
                                                                 ---------------
IT SERVICES - 1.0%
           182,000  MasterCard Inc. Cl A                                  29,266
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 3.9%
           378,000  PerkinElmer, Inc.                                     10,520
         1,975,000  Thermo Fisher Scientific Inc.(1)                     103,114
                                                                 ---------------
                                                                         113,634
                                                                 ---------------
MACHINERY - 5.3%
         1,634,000  AGCO Corp.(1)                                         62,794
           200,000  Flowserve Corp.                                       14,454
            30,689  Hyundai Mipo Dockyard Co.,
                    Ltd. ORD                                               9,750
           294,000  Manitowoc Co., Inc. (The)                             22,835
           215,000  Navistar International Corp.(1)                       13,545
           266,000  Samsung Heavy Industries Co.,
                    Ltd. ORD                                              14,590
           176,000  Terex Corp.(1)                                        15,180
                                                                 ---------------
                                                                         153,148
                                                                 ---------------
MEDIA - 2.2%
         1,539,000  Liberty Global, Inc. Series A(1)                      64,530
                                                                 ---------------
METALS & MINING - 1.0%
           138,000  Allegheny Technologies Inc.                           14,480

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
           169,000  Haynes International Inc.(1)                          15,178
                                                                 ---------------
                                                                          29,658
                                                                 ---------------
MULTILINE RETAIL - 0.3%
           389,000  Big Lots, Inc.(1)                                     10,060
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.8%
           343,000  Cabot Oil & Gas Corp.                                 11,731
           288,000  Southwestern Energy Company(1)                        11,701
                                                                 ---------------
                                                                          23,432
                                                                 ---------------
PHARMACEUTICALS - 2.0%
         2,327,000  Shire plc ORD                                         57,079
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 1.2%
           328,000  Jones Lang LaSalle Inc.                               36,008
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 5.2%
           514,000  Intersil Corp. Cl A                                   15,035
           729,000  MEMC Electronic Materials Inc.(1)                     44,702
           769,000  National Semiconductor Corp.                          19,986
         1,303,000  NVIDIA Corp.(1)                                       59,626
           779,000  OmniVision Technologies, Inc.(1)                      13,375
                                                                 ---------------
                                                                         152,724
                                                                 ---------------
SOFTWARE - 3.7%
           222,000  Nintendo Co., Ltd. ORD                               108,630
                                                                 ---------------
SPECIALTY RETAIL - 5.7%
           546,000  American Eagle Outfitters, Inc.                       13,246
         1,808,000  GameStop Corp. Cl A(1)                                72,953
         1,235,000  Guess?, Inc.                                          58,650
           419,000  Tiffany & Co.                                         20,217
                                                                 ---------------
                                                                         165,066
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 2.2%
           414,000  Coach Inc.(1)                                         18,820
           378,000  Crocs, Inc.(1)                                        22,423
           417,000  Phillips-Van Heusen Corp.                             21,709
                                                                 ---------------
                                                                          62,952
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 13.2%
           489,000  Clearwire Corp. Cl A(1)                               13,951
           972,000  Leap Wireless
                    International, Inc.(1)                                85,925
           410,000  MetroPCS
                    Communications, Inc.(1)                               15,014

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
           282,000  Millicom International
                    Cellular SA(1)                                        22,645
         1,947,000  NII Holdings, Inc. Cl B(1)                           163,586
         2,534,000  SBA Communications Corp.
                    Cl A(1)                                               84,433
                                                                 ---------------
                                                                         385,554
                                                                 ---------------
TOTAL COMMON STOCKS                                                    2,884,080
(Cost $2,091,166)                                                ---------------

TEMPORARY CASH INVESTMENTS - 1.6%
     $      22,600  FHLB Discount Notes,
                    5.09%, 8/1/07(2)                                      22,600

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 4.625%, 7/31/12,
valued at $25,166), in a joint trading account
at 5.00%, dated 7/31/07, due 8/1/07
(Delivery value $24,703)                                                  24,700
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                          47,300
(Cost $47,300)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 100.5%                                   2,931,380
                                                                 ---------------
(Cost $2,138,466)

OTHER ASSETS AND LIABILITIES - (0.5)%                                   (15,541)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   2,915,839
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                         Settlement                          Unrealized
to Sell                              Date               Value         Gain(Loss)
--------------------------------------------------------------------------------
   59,204,000  DKK for USD          8/31/07           $ 10,904          $ (32)
   22,506,744  GBP for USD          8/31/07             45,698            (63)
6,438,000,000  JPY for USD          8/31/07             54,529           (164)
  136,898,970  NOK for USD          8/31/07             23,514           (261)
   69,242,320  SEK for USD          8/31/07             10,295             (4)
                                                   -----------------------------
                                                      $144,940          $(524)
                                                   =============================
(Value on Settlement Date $144,416)

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
DKK = Danish Krone
FHLB = Federal Home Loan Bank
GBP = British Pound
JPY = Japanese Yen
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
SEK = Swedish Krona
USD = United States Dollar
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

As of July 31, 2007, securities with an aggregate value of $200,241 (in thousands), which represented 6.9% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of
Directors.

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $2,142,251
                                                                 ===============
Gross tax appreciation of investments                                $  822,921
Gross tax depreciation of investments                                   (33,792)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $  789,129
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GIFTRUST(reg.sm) FUND
JULY 31, 2007

[american century investments logo and text logo]

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 100.0%
AEROSPACE & DEFENSE - 8.8%
         1,251,693  BE Aerospace, Inc.(1)                          $      50,769
           433,503  Precision Castparts Corp.                             59,416
                                                                 ---------------
                                                                         110,185
                                                                 ---------------
BIOTECHNOLOGY - 2.3%
           107,500  Celgene Corp.(1)                                       6,510
           167,199  CSL Ltd. ORD                                          12,522
           259,242  Gilead Sciences, Inc.(1)                               9,652
                                                                 ---------------
                                                                          28,684
                                                                 ---------------
CAPITAL MARKETS - 2.1%
           304,800  Ameriprise Financial Inc.                             18,370
           279,900  Janus Capital Group Inc.                               8,414
                                                                 ---------------
                                                                          26,784
                                                                 ---------------
CHEMICALS - 3.0%
           110,016  CF Industries Holdings, Inc.                           6,324
           481,140  Monsanto Co.                                          31,009
                                                                 ---------------
                                                                          37,333
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.1%
           335,160  Corrections Corp. of America(1)                        9,669
            80,600  Huron Consulting Group Inc.(1)                         5,475
           382,010  TeleTech Holdings, Inc.(1)                            11,205
                                                                 ---------------
                                                                          26,349
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.5%
           170,500  Ciena Corp.(1)                                         6,228
           523,700  Corning Inc.(1)                                       12,485
                                                                 ---------------
                                                                          18,713
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.7%
           165,830  Apple Inc.(1)                                         21,850
           225,900  SanDisk Corp.(1)                                      12,115
                                                                 ---------------
                                                                          33,965
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 2.7%
           194,652  Foster Wheeler Ltd.(1)                                21,877
           410,300  Quanta Services, Inc.(1)                              11,665
                                                                 ---------------
                                                                          33,542
                                                                 ---------------

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 2.0%
           644,000  Owens-Illinois Inc.(1)                                25,747
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 2.5%
           153,200  Apollo Group, Inc. Cl A(1)                             9,056
           180,900  Career Education Corp.(1)                              5,369
            94,700  ITT Educational Services Inc.(1)                      10,005
            43,600  Strayer Education, Inc.                                6,607
                                                                 ---------------
                                                                          31,037
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.6%
           277,800  Cogent Communications
                    Group, Inc.(1)                                         7,967
                                                                 ---------------
ELECTRIC UTILITIES - 0.9%
           429,762  Reliant Energy, Inc.(1)                               11,036
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.9%
           104,200  First Solar Inc.(1)                                   11,730
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.0%
           169,173  Dolby Laboratories Inc. Cl A(1)                        5,627
            83,700  Itron Inc.(1)                                          6,648
                                                                 ---------------
                                                                          12,275
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 5.0%
           551,385  Aker Kvaerner ASA ORD                                 14,032
            85,945  Cameron International Corp.(1)                         6,704
           689,900  Dresser-Rand Group Inc.(1)                            25,595
           137,800  National Oilwell Varco, Inc.(1)                       16,551
                                                                 ---------------
                                                                          62,882
                                                                 ---------------
FOOD PRODUCTS - 1.1%
           147,700  Bunge Ltd.                                            13,383
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
           229,900  Align Technology Inc.(1)                               6,000
           240,718  Hologic, Inc.(1)                                      12,469
           157,763  Immucor, Inc.(1)                                       4,916
                                                                 ---------------
                                                                          23,385
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.4%
           209,800  HealthExtras, Inc.(1)                                  5,629

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
           617,500  Medco Health Solutions Inc.(1)                        50,184
                                                                 ---------------
                                                                          55,813
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.5%
           254,183  Bally Technologies, Inc.(1)                            6,253
            78,300  Jack in the Box Inc.(1)                                5,010
           237,750  Las Vegas Sands Corp.(1)                              20,744
                                                                 ---------------
                                                                          32,007
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.5%
           149,400  NRG Energy Inc.(1)                                     5,759
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.5%
           378,100  McDermott International, Inc.(1)                      31,360
                                                                 ---------------
INSURANCE - 1.3%
           357,209  Loews Corp.                                           16,932
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.8%
           153,008  Priceline.com Inc.(1)                                  9,762
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.9%
           124,900  Bankrate, Inc.(1)                                      5,602
           212,400  Equinix Inc.(1)                                       18,459
                                                                 ---------------
                                                                          24,061
                                                                 ---------------
IT SERVICES - 1.9%
           151,300  MasterCard Inc. Cl A                                  24,329
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.7%
           442,293  Smith & Wesson Holding Corp.(1)                        8,315
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.6%
           113,400  Invitrogen Corp.(1)                                    8,142
           229,600  Thermo Fisher Scientific Inc.(1)                      11,988
                                                                 ---------------
                                                                          20,130
                                                                 ---------------
MACHINERY - 3.5%
           685,700  AGCO Corp.(1)                                         26,352
            97,130  Alfa Laval AB ORD                                      6,114
            85,800  Flowserve Corp.                                        6,201

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
            91,700  Navistar International Corp.(1)                        5,777
                                                                 ---------------
                                                                          44,444
                                                                 ---------------
MEDIA - 2.3%
           328,188  Liberty Global, Inc. Series A(1)                      13,761
           370,200  Liberty Global, Inc. Series C(1)                      14,749
                                                                 ---------------
                                                                          28,510
                                                                 ---------------
METALS & MINING - 1.7%
            98,638  Allegheny Technologies Inc.                           10,350
           146,400  RTI International Metals, Inc.(1)                     11,601
                                                                 ---------------
                                                                          21,951
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 1.1%
           167,300  Range Resources Corporation                            6,214
           191,700  Southwestern Energy Company(1)                         7,788
                                                                 ---------------
                                                                          14,002
                                                                 ---------------
PERSONAL PRODUCTS - 0.4%
           178,423  Bare Escentuals Inc.(1)                                5,033
                                                                 ---------------
PHARMACEUTICALS - 1.5%
           153,100  Shire plc ADR                                         11,298
           310,300  Shire plc ORD                                          7,611
                                                                 ---------------
                                                                          18,909
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 6.4%
           420,200  Advanced Micro Devices, Inc.(1)                        5,690
           517,200  Cypress Semiconductor Corp.(1)                        12,961
           225,400  Intersil Corp. Cl A                                    6,593
           313,816  MEMC Electronic Materials Inc.(1)                     19,243
           669,100  Micron Technology, Inc.(1)                             7,942
           345,000  NVIDIA Corp.(1)                                       15,787
           350,200  OmniVision Technologies, Inc.(1)                       6,013
           545,200  ON Semiconductor Corp.(1)                              6,444
                                                                 ---------------
                                                                          80,673
                                                                 ---------------
SOFTWARE - 4.5%
           618,300  Lawson Software Inc.(1)                                5,892
           102,500  Nintendo Co., Ltd. ORD                                50,156
                                                                 ---------------
                                                                          56,048
                                                                 ---------------
SPECIALTY RETAIL - 4.7%
           241,100  American Eagle Outfitters, Inc.                        5,849
           719,422  GameStop Corp. Cl A(1)                                29,029

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
           513,350  Guess?, Inc.                                          24,379
                                                                 ---------------
                                                                          59,257
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 2.8%
           163,000  Crocs, Inc.(1)                                         9,669
           263,400  Phillips-Van Heusen Corp.                             13,713
            61,500  Polo Ralph Lauren Corp.                                5,495
           164,500  Volcom, Inc.(1)                                        5,836
                                                                 ---------------
                                                                          34,713
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 11.9%
           273,900  Bharti Airtel Ltd. ORD(1)                              6,109
           382,300  Leap Wireless
                    International, Inc.(1)                                33,795
           362,320  MetroPCS
                    Communications, Inc.(1)                               13,268
           119,927  Millicom International
                    Cellular SA(1)                                         9,630
           438,600  MTN Group Ltd. ORD                                     6,137
           945,877  NII Holdings, Inc. Cl B(1)                            79,473
                                                                 ---------------
                                                                         148,412
                                                                 ---------------
TOTAL COMMON STOCKS                                                    1,255,417
(Cost $994,143)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 0.4%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 8.875%, 2/15/19,
valued at $5,703), in a joint trading account
at 5.10%, dated 7/31/07, due 8/1/07
(Delivery value $5,601)                                                    5,600
                                                                 ---------------
(Cost $5,600)

TOTAL INVESTMENT SECURITIES - 100.4%                                   1,261,017
                                                                 ---------------
(Cost $999,743)

OTHER ASSETS AND LIABILITIES - (0.4)%                                    (4,538)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   1,256,479
                                                                 ===============

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                        Settlement                          Unrealized
to Sell                             Date               Value         Gain (Loss)
--------------------------------------------------------------------------------
   11,709,280  AUD for USD         8/31/07            $ 9,968          $  64
    3,001,221  GBP for USD         8/31/07              6,094             (8)
2,972,500,000  JPY for USD         8/31/07             25,177            (76)
   66,497,031  NOK for USD         8/31/07             11,421           (121)
   33,140,756  SEK for USD         8/31/07              4,928             (2)
   22,258,950  ZAR for USD         8/31/07              3,097             34
                                                   -----------------------------
                                                      $60,685          $(109)
                                                   =============================
(Value on Settlement Date $60,576)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
AUD = Australian Dollar
GBP = British Pound
JPY = Japanese Yen
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
SEK = Sweedish Krona
USD = United States Dollar
ZAR = South African Rand
(1) Non-income producing.

As of July 31, 2007, securities with an aggregate value of $102,681 (in thousands), which represented 8.2% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of
Directors.

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                        $999,900
                                                                 ===============
Gross tax appreciation of investments                                  $279,893
Gross tax depreciation of investments                                   (18,776)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                     $261,117
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SELECT FUND
JULY 31, 2007

[american century investments logo and text logo]

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
AEROSPACE & DEFENSE - 6.4%
           668,273  Boeing Co.                                    $   69,119,479
           687,579  General Dynamics Corp.                            54,016,206
           515,924  Rockwell Collins                                  35,443,979
                                                                 ---------------
                                                                     158,579,664
                                                                 ---------------
BEVERAGES - 2.0%
         1,242,794  Diageo plc ORD                                    25,320,591
           368,339  PepsiCo, Inc.                                     24,170,405
                                                                 ---------------
                                                                      49,490,996
                                                                 ---------------
CAPITAL MARKETS - 2.7%
           784,433  Bank of New York
                    Mellon Corp. (The)                                33,377,624
           559,375  Morgan Stanley                                    35,727,281
                                                                 ---------------
                                                                      69,104,905
                                                                 ---------------
CHEMICALS - 1.4%
           407,716  Air Products & Chemicals, Inc.                    35,214,431
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 3.2%
         2,813,588  Cisco Systems Inc.(1)                             81,340,829
                                                                 ---------------
COMPUTERS & PERIPHERALS - 5.1%
         3,749,696  EMC Corp.(1)                                      69,406,873
         1,287,946  Hewlett-Packard Co.                               59,284,154
                                                                 ---------------
                                                                     128,691,027
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.5%
           345,242  Foster Wheeler Ltd.(1)                            38,801,748
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.7%
           171,036  ITT Educational Services Inc.(1)                  18,071,664
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.1%
         1,224,171  Verizon Communications Inc.                       52,174,168
                                                                 ---------------
ELECTRIC UTILITIES - 1.4%
           506,645  Exelon Corporation                                35,541,147
                                                                 ---------------
ELECTRICAL EQUIPMENT - 7.8%
         2,370,284  ABB Ltd. ADR                                      57,052,735
         1,054,479  Emerson Electric Co.                              49,634,326
           238,902  General Cable Corp.(1)(2)                         18,992,709

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           451,977  Q-Cells AG ORD(1)                                 39,215,572
           460,956  Vestas Wind Systems AS ORD(1)                     30,558,102
                                                                 ---------------
                                                                     195,453,444
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.7%
           483,580  Tyco Electronics Ltd.(1)                          17,321,836
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.6%
           708,247  GlobalSantaFe Corp.                               50,788,392
           113,698  National Oilwell Varco, Inc.(1)                   13,656,267
                                                                 ---------------
                                                                      64,444,659
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.3%
           949,818  CVS/Caremark Corp.                                33,424,095
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.0%
           897,700  Baxter International Inc.                         47,219,020
           602,680  Covidien Ltd.(1)                                  24,679,746
         1,047,431  Medtronic, Inc.                                   53,073,329
                                                                 ---------------
                                                                     124,972,095
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.7%
           515,091  Laboratory Corp.
                    of America Holdings(1)(2)                         38,039,470
         1,154,730  UnitedHealth Group Inc.                           55,923,574
                                                                 ---------------
                                                                      93,963,044
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.0%
           673,599  Starwood Hotels & Resorts
                    Worldwide, Inc.                                   42,409,793
         1,077,974  Yum! Brands, Inc.                                 34,538,287
                                                                 ---------------
                                                                      76,948,080
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.2%
           858,999  Colgate-Palmolive Co.                             56,693,934
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.0%
           535,123  Tyco International Ltd.                           25,305,967
                                                                 ---------------
INSURANCE - 3.4%
         1,822,034  Loews Corp.                                       86,364,412
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 4.3%
         1,611,155  eBay Inc.(1)                                      52,201,422

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           110,856  Google Inc. Cl A(1)                               56,536,560
                                                                 ---------------
                                                                     108,737,982
                                                                 ---------------
IT SERVICES - 1.7%
           878,345  Infosys Technologies Ltd. ADR(2)                  43,565,912
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.6%
           289,871  Covance Inc.(1)(2)                                20,456,196
           851,924  Thermo Fisher Scientific Inc.(1)                  44,478,953
                                                                 ---------------
                                                                      64,935,149
                                                                 ---------------
MACHINERY - 1.0%
           331,815  Manitowoc Co., Inc. (The)                         25,772,071
                                                                 ---------------
MEDIA - 5.1%
         1,864,991  Comcast Corp. Cl A(1)                             48,993,314
         1,044,592  Omnicom Group Inc.                                54,182,987
           760,849  Walt Disney Co. (The)                             25,108,017
                                                                 ---------------
                                                                     128,284,318
                                                                 ---------------
METALS & MINING - 3.3%
           689,288  Freeport-McMoRan Copper &
                    Gold, Inc.(2)                                     64,779,286
           543,252  Titanium Metals Corp.(1)(2)                       18,155,482
                                                                 ---------------
                                                                      82,934,768
                                                                 ---------------
MULTILINE RETAIL - 0.5%
           361,294  Next plc ORD                                      13,747,016
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 1.9%
           851,451  Occidental Petroleum Corp.                        48,294,301
                                                                 ---------------
PERSONAL PRODUCTS - 1.3%
           704,512  Estee Lauder Companies, Inc.
                    (The) Cl A                                        31,717,130
                                                                 ---------------
PHARMACEUTICALS - 4.3%
           736,347  Johnson & Johnson                                 44,548,994
         2,255,606  Schering-Plough Corp.                             64,374,995
                                                                 ---------------
                                                                     108,923,989
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 7.5%
           517,791  ASML Holding N.V. ORD(1)                          15,201,710
         1,415,178  Linear Technology Corp.(2)                        50,451,096
         1,553,391  MEMC Electronic
                    Materials Inc.(1)                                 95,253,935

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           967,733  National Semiconductor Corp.                      25,151,381
                                                                 ---------------
                                                                     186,058,122
                                                                 ---------------
SOFTWARE - 4.9%
         1,192,150  Adobe Systems Inc.(1)                             48,031,724
           868,852  Intuit Inc.(1)                                    24,883,921
         1,774,377  Microsoft Corporation                             51,439,189
                                                                 ---------------
                                                                     124,354,834
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.8%
         1,932,313  China Merchants Holdings
                    International Co. Ltd. ORD                         9,370,414
        12,433,000  Hopewell Highway
                    Infrastructure Ltd. ORD                           11,928,475
                                                                 ---------------
                                                                      21,298,889
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 2.2%
         1,250,876  Rogers Communications Inc.
                    Cl B ORD                                          56,545,646
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,487,072,272
(Cost $2,116,380,195)                                            ---------------

TEMPORARY CASH INVESTMENTS - 0.7%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 0.875%, 4/15/10,
valued at $14,897,253), in a joint trading
account at 5.05%, dated 7/31/07,
due 8/1/07 (Delivery value $14,602,048)                               14,600,000

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 7.125% - 9.125%,
5/15/18 - 2/15/23, valued at $4,084,185),
in a joint trading account at 5.08%,
dated 7/31/07, due 8/1/07
(Delivery value $4,000,564)                                            4,000,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      18,600,000
(Cost $18,600,000)                                               ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 6.6%
Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
5.29%, dated 7/31/07, due 8/1/07
(Delivery value $150,022,042)                                        150,000,000

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.30%, dated 7/31/07,
due 8/1/07 (Delivery value $17,631,537)                               17,628,942
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                        167,628,942
(Cost $167,628,942)                                              ---------------

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 105.9%                               2,673,301,214
(Cost $2,302,609,137)                                            ---------------

OTHER ASSETS AND LIABILITIES - (5.9)%                              (148,609,513)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,524,691,701
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                       Settlement                           Unrealized
to Sell                            Date              Value           Gain (Loss)
--------------------------------------------------------------------------------
30,283,707  CAD for USD           8/31/07         $28,411,663         $216,479
85,507,338  DKK for USD           8/31/07          15,747,799          (44,260)
19,911,408  Euro for USD          8/31/07          27,289,391          (68,306)
 9,393,143  GBP for USD           8/31/07          19,072,120          (26,208)
                                                --------------------------------
                                                  $90,520,973         $ 77,705
                                                ================================
(Value on Settlement Date $90,598,678)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CAD = Canadian Dollar
DKK = Danish Krone
GBP = British Pound
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of July 31, 2007. The aggregate value of securities on loan at July 31, 2007, was $163,066,225.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of July 31, 2007, securities with an aggregate value of $145,341,880, which represented 5.8% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $2,308,574,977
                                                                 ===============
Gross tax appreciation of investments                            $  389,890,152
Gross tax depreciation of investments                               (25,163,915)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  364,726,237
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CAPITAL GROWTH FUND
JULY 31, 2007

[american century investments logo and text logo]

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 100.1%
AEROSPACE & DEFENSE - 4.8%
             1,537  Boeing Co.                                     $     158,972
             1,417  United Technologies Corp.                            103,398
                                                                 ---------------
                                                                         262,370
                                                                 ---------------
AUTO COMPONENTS - 1.4%
               894  BorgWarner Inc.                                       77,286
                                                                 ---------------
BEVERAGES - 3.3%
             1,014  Anheuser-Busch Companies, Inc.                        49,453
             2,001  PepsiCo, Inc.                                        131,305
                                                                 ---------------
                                                                         180,758
                                                                 ---------------
BIOTECHNOLOGY - 0.8%
               561  Cephalon, Inc.(1)(2)                                  42,154
                                                                 ---------------
CAPITAL MARKETS - 3.8%
               505  Goldman Sachs Group, Inc. (The)                       95,111
               885  Northern Trust Corp.                                  55,277
             2,750  Schwab (Charles) Corp.                                55,358
                                                                 ---------------
                                                                         205,746
                                                                 ---------------
CHEMICALS - 0.6%
               517  Monsanto Co.                                          33,321
                                                                 ---------------
COMMERCIAL BANKS - 1.6%
             2,653  Wells Fargo & Co.                                     89,592
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%
             1,032  Waste Management, Inc.                                39,247
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 7.3%
             1,709  ADC Telecommunications, Inc.(1)                       31,941
             6,278  Cisco Systems Inc.(1)                                181,497
             2,536  Juniper Networks, Inc.(1)                             75,979
             1,178  QUALCOMM Inc.                                         49,064
               263  Research In Motion Ltd.(1)(2)                         56,282
                                                                 ---------------
                                                                         394,763
                                                                 ---------------
COMPUTERS & PERIPHERALS - 6.5%
             1,369  Apple Inc.(1)                                        180,380
             2,232  Dell Inc.(1)                                          62,429
             2,383  Hewlett-Packard Co.                                  109,689
                                                                 ---------------
                                                                         352,498
                                                                 ---------------

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
DIVERSIFIED - 1.0%
               974  iShares Russell 1000
                    Growth Index Fund                                     56,716
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
             1,894  JPMorgan Chase & Co.                                  83,355
                                                                 ---------------
ELECTRICAL EQUIPMENT - 5.9%
             2,012  Cooper Industries, Ltd. Cl A                         106,475
             3,192  Emerson Electric Co.                                 150,247
             1,052  Roper Industries Inc.(2)                              63,099
                                                                 ---------------
                                                                         319,821
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.1%
               623  Cameron International Corp.(1)                        48,594
             4,294  Grey Wolf Inc.(1)(2)                                  31,819
               937  Schlumberger Ltd.                                     88,752
                                                                 ---------------
                                                                         169,165
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.9%
             3,411  Wal-Mart Stores, Inc.                                156,735
                                                                 ---------------
FOOD PRODUCTS - 2.4%
             1,931  Campbell Soup Co.                                     71,119
             2,267  ConAgra Foods, Inc.                                   57,468
                                                                 ---------------
                                                                         128,587
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 6.8%
             1,249  Baxter International Inc.                             65,697
               855  Becton, Dickinson & Co.                               65,288
             1,118  DENTSPLY International Inc.                           40,796
               137  Idexx Laboratories, Inc.(1)(2)                        13,736
               348  Intuitive Surgical Inc.(1)                            73,988
             1,327  Medtronic, Inc.                                       67,239
               649  Mentor Corp.(2)                                       25,538
               626  TomoTherapy Inc.(1)                                   16,965
                                                                 ---------------
                                                                         369,247
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.9%
               637  Laboratory Corp. of
                    America Holdings(1)                                   47,043
             1,114  Patterson Companies, Inc.(1)                          39,959
               372  VCA Antech Inc.(1)(2)                                 14,634
                                                                 ---------------
                                                                         101,636
                                                                 ---------------
HOUSEHOLD DURABLES - 0.6%
               373  Mohawk Industries Inc.(1)(2)                          33,574
                                                                 ---------------

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 2.1%
             1,824  Procter & Gamble Co. (The)                           112,833
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.4%
             1,937  General Electric Co.                                  75,078
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.2%
               507  Amazon.com, Inc.(1)                                   39,820
               426  Priceline.com Inc.(1)(2)                              27,179
                                                                 ---------------
                                                                          66,999
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 4.0%
             3,313  eBay Inc.(1)                                         107,341
               222  Google Inc. Cl A(1)                                  113,220
                                                                 ---------------
                                                                         220,561
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.8%
             1,904  Thermo Fisher Scientific Inc.(1)                      99,408
                                                                 ---------------
MACHINERY - 2.4%
             1,014  Eaton Corp.                                           98,541
               417  Valmont Industries, Inc.(2)                           31,521
                                                                 ---------------
                                                                         130,062
                                                                 ---------------
MEDIA - 1.5%
               451  Lamar Advertising Co. Cl A(2)                         26,848
             1,444  Viacom Inc. Cl B(1)                                   55,305
                                                                 ---------------
                                                                          82,153
                                                                 ---------------
METALS & MINING - 0.9%
               479  Allegheny Technologies Inc.                           50,261
                                                                 ---------------
MULTILINE RETAIL - 1.2%
             1,107  Target Corp.                                          67,051
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.9%
               930  Apache Corp.                                          75,098
               468  Devon Energy Corporation                              34,917
               808  Exxon Mobil Corp.                                     68,785
             1,604  XTO Energy Inc.                                       87,466
                                                                 ---------------
                                                                         266,266
                                                                 ---------------
PERSONAL PRODUCTS - 0.2%
               424  Bare Escentuals Inc.(1)(2)                            11,961
                                                                 ---------------

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS - 5.5%
               840  Allergan, Inc.                                        48,829
               554  Roche Holding AG ORD                                  98,067
             5,459  Schering-Plough Corp.                                155,801
                                                                 ---------------
                                                                         302,697
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 5.9%
             2,598  Broadcom Corp. Cl A(1)                                85,240
             1,725  Intersil Corp. Cl A                                   50,456
             6,136  ON Semiconductor Corp.(1)(2)                          72,528
             2,114  STMicroelectronics N.V.
                    New York Shares                                       36,276
             4,865  Teradyne, Inc.(1)                                     76,332
                                                                 ---------------
                                                                         320,832
                                                                 ---------------
SOFTWARE - 2.6%
             1,237  Microsoft Corporation                                 35,861
             3,508  Oracle Corp.(1)                                       67,073
             1,358  THQ Inc.(1)(2)                                        39,056
                                                                 ---------------
                                                                         141,990
                                                                 ---------------
SPECIALTY RETAIL - 4.9%
             2,188  GameStop Corp. Cl A(1)                                88,286
             2,979  Home Depot, Inc. (The)                               110,729
               646  Lowe's Companies, Inc.                                18,094
             1,761  TJX Companies, Inc. (The)                             48,868
                                                                 ---------------
                                                                         265,977
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 2.7%
             2,831  American Tower Corp. Cl A(1)                         117,940
               828  MetroPCS
                    Communications, Inc.(1)                               30,321
                                                                 ---------------
                                                                         148,261
                                                                 ---------------
TOTAL COMMON STOCKS                                                    5,458,961
(Cost $4,878,508)                                                ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 7.9%
Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.30%, dated 7/31/07,
due 8/1/07 (Delivery value $428,907)                                     428,844
(Cost $428,844)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 108.0%                                   5,887,805
                                                                 ---------------
(Cost $5,307,352)

OTHER ASSETS AND LIABILITIES - (8.0)%                                  (433,699)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   5,454,106
                                                                 ===============

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell       Settlement Date      Value        Unrealized Gain (Loss)
--------------------------------------------------------------------------------
69,970  CHF for USD         8/31/07         $58,335               $(411)
                                          ======================================
(Value on Settlement Date $57,924)

NOTES TO SCHEDULE OF INVESTMENTS
CHF = Swiss Franc
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of July 31, 2007. The aggregate value of securities on loan at July 31, 2007, was $418,879.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of July 31, 2007, securities with an aggregate value of $98,067, which represented 1.8% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 5,314,551
                                                                 ===============
Gross tax appreciation of investments                               $   647,626
Gross tax depreciation of investments                                   (74,372)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   573,254
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
FOCUSED GROWTH FUND
JULY 31, 2007

[american century investments logo and text logo]

FOCUSED GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.0%
BEVERAGES - 6.2%
             9,147  Anheuser-Busch Companies, Inc.                 $         447
             5,371  PepsiCo, Inc.                                            352
                                                                 ---------------
                                                                             799
                                                                 ---------------
BIOTECHNOLOGY - 3.3%
             5,728  Cephalon, Inc.(1)(2)                                     430
                                                                 ---------------
CAPITAL MARKETS - 2.0%
             1,331  Goldman Sachs Group, Inc. (The)                          251
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%
             1,722  Waste Management, Inc.                                    65
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.8%
             7,204  Juniper Networks, Inc.(1)                                216
             2,278  QUALCOMM Inc.                                             95
               201  Research In Motion Ltd.(1)                                43
                                                                 ---------------
                                                                             354
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.9%
               549  Apple Inc.(1)                                             72
             6,168  Dell Inc.(1)                                             173
                                                                 ---------------
                                                                             245
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 4.0%
            11,781  JPMorgan Chase & Co.                                     518
                                                                 ---------------
ELECTRICAL EQUIPMENT - 12.8%
             9,711  Cooper Industries, Ltd. Cl A                             514
            11,846  Emerson Electric Co.                                     558
             9,310  Roper Industries Inc.(2)                                 558
                                                                 ---------------
                                                                           1,630
                                                                 ---------------
FOOD PRODUCTS - 8.3%
            14,835  Campbell Soup Co.                                        547
            20,640  ConAgra Foods, Inc.                                      523
                                                                 ---------------
                                                                           1,070
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 15.5%
             9,840  Baxter International Inc.                                518
             7,536  Becton, Dickinson & Co.                                  575
            14,746  DENTSPLY International Inc.                              538

FOCUSED GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
             1,466  Intuitive Surgical Inc.(1)                               312
               866  Mentor Corp.(2)                                           34
                                                                 ---------------
                                                                           1,977
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.8%
             7,084  Laboratory Corp.
                    of America Holdings(1)                                   523
             6,320  Patterson Companies, Inc.(1)                             227
                                                                 ---------------
                                                                             750
                                                                 ---------------
HOUSEHOLD PRODUCTS - 4.4%
             9,086  Procter & Gamble Co. (The)                               562
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.8%
            11,245  eBay Inc.(1)                                             364
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.2%
             5,448  Thermo Fisher Scientific Inc.(1)                         284
                                                                 ---------------
MACHINERY - 3.5%
             4,618  Eaton Corp.                                              449
                                                                 ---------------
MEDIA - 0.3%
             1,065  Viacom Inc. Cl B(1)                                       41
                                                                 ---------------
METALS & MINING - 1.9%
             2,384  Allegheny Technologies Inc.                              250
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 8.5%
             6,795  Apache Corp.                                             548
             3,132  Devon Energy Corporation                                 234
             2,488  Exxon Mobil Corp.                                        212
             1,893  XTO Energy Inc.                                          103
                                                                 ---------------
                                                                           1,097
                                                                 ---------------
PHARMACEUTICALS - 5.5%
             3,123  Allergan, Inc.                                           182
            18,559  Schering-Plough Corp.                                    529
                                                                 ---------------
                                                                             711
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.1%
            17,227  Teradyne, Inc.(1)                                        270
                                                                 ---------------

FOCUSED GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
SOFTWARE - 1.5%
            10,229  Oracle Corp.(1)                                          196
                                                                 ---------------
SPECIALTY RETAIL - 2.1%
             9,715  TJX Companies, Inc. (The)                                270
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.1%
               427  American Tower Corp. Cl A(1)                              18
                                                                 ---------------
TOTAL COMMON STOCKS                                                       12,601
(Cost $12,285)                                                   ---------------

TEMPORARY CASH INVESTMENTS - 2.3%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 8.875%, 2/15/19,
valued at $306), in a joint trading account
at 5.10%, dated 7/31/07, due 8/1/07
(Delivery value $300)                                                        300
                                                                 ---------------
(Cost $300)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 5.7%
Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.30%, dated 7/31/07,
due 8/1/07 (Delivery value $732)                                             732
                                                                 ---------------
(Cost $732)

TOTAL INVESTMENT SECURITIES - 106.0%                                      13,633
                                                                 ---------------
(Cost $13,317)

OTHER ASSETS AND LIABILITIES - (6.0)%                                      (766)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $      12,867
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of July 31, 2007. The aggregate value of securities on loan at July 31, 2007 was $699 (in thousands).
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

FOCUSED GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                         $13,318
                                                                 ===============
Gross tax appreciation of investments                                   $   655
Gross tax depreciation of investments                                      (340)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                      $   315
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
FUNDAMENTAL EQUITY FUND
JULY 31, 2007

[american century investments logo and text logo]

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0%
AEROSPACE & DEFENSE - 5.8%
            12,200  Boeing Co.                                     $   1,261,846
            14,550  General Dynamics Corp.                             1,143,048
            68,000  Honeywell International Inc.                       3,910,680
            22,447  Lockheed Martin Corp.                              2,210,581
            34,123  Raytheon Company                                   1,889,049
            37,922  United Technologies Corp.                          2,767,168
                                                                 ---------------
                                                                      13,182,372
                                                                 ---------------
AIRLINES - 0.5%
            70,000  Southwest Airlines Co.                             1,096,200
                                                                 ---------------
AUTO COMPONENTS - 1.5%
            14,300  Johnson Controls, Inc.                             1,618,045
            51,000  Tenneco Automotive Inc.(1)(2)                      1,800,300
                                                                 ---------------
                                                                       3,418,345
                                                                 ---------------
BEVERAGES - 2.4%
            20,089  Anheuser-Busch Companies, Inc.                       979,741
            36,500  Fomento Economico Mexicano,
                    SAB de CV ADR                                      1,351,230
            48,500  PepsiCo, Inc.                                      3,182,570
                                                                 ---------------
                                                                       5,513,541
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
            11,928  USG Corp.(1)(2)                                      495,131
                                                                 ---------------
CAPITAL MARKETS - 3.3%
            16,650  Deutsche Bank AG ORD                               2,259,320
            10,846  Goldman Sachs Group, Inc. (The)                    2,042,736
            42,850  Merrill Lynch & Co., Inc.                          3,179,469
                                                                 ---------------
                                                                       7,481,525
                                                                 ---------------
CHEMICALS - 2.1%
             8,250  Air Products & Chemicals, Inc.                       712,553
            48,200  du Pont (E.I.) de Nemours & Co.                    2,252,386
            13,500  Monsanto Co.                                         870,075
            12,500  PPG Industries, Inc.                                 953,375
                                                                 ---------------
                                                                       4,788,389
                                                                 ---------------
COMMERCIAL BANKS - 0.8%
            18,000  Wachovia Corp.                                       849,780
            22,600  Westamerica Bancorporation(2)                        925,018
                                                                 ---------------
                                                                       1,774,798
                                                                 ---------------

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%
            36,463  Republic Services, Inc.                            1,164,993
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.1%
            33,000  ADC
                    Telecommunications, Inc.(1)(2)                       616,770
           139,000  Cisco Systems Inc.(1)                              4,018,490
                                                                 ---------------
                                                                       4,635,260
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.5%
            13,500  Apple Inc.(1)                                      1,778,760
            82,234  Hewlett-Packard Co.                                3,785,231
                                                                 ---------------
                                                                       5,563,991
                                                                 ---------------
CONTAINERS & PACKAGING - 0.5%
            47,200  Crown Holdings Inc.(1)                             1,159,232
                                                                 ---------------
DIVERSIFIED - 5.0%
            31,100  iShares Dow Jones Select
                    Dividend Index Fund(2)                             2,099,250
            62,559  iShares S&P 100 Index Fund(2)                      4,254,012
           105,500  PowerShares QQQ Trust(2)                           5,008,085
                                                                 ---------------
                                                                      11,361,347
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 5.8%
           106,431  Bank of America Corp.                              5,046,958
           101,612  Citigroup Inc.                                     4,732,071
            75,041  JPMorgan Chase & Co.                               3,302,554
                                                                 ---------------
                                                                      13,081,583
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.5%
           360,000  China Communications Services
                    Corp. Ltd. H Shares ORD(1)                           258,038
            75,049  Verizon Communications Inc.                        3,198,589
                                                                 ---------------
                                                                       3,456,627
                                                                 ---------------
ELECTRIC UTILITIES - 0.7%
            56,059  Pepco Holdings, Inc.                               1,517,517
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.8%
            18,000  Avnet Inc.(1)                                        681,840
            37,200  Jabil Circuit, Inc.                                  838,116
             7,300  Tyco Electronics Ltd.(1)(2)                          261,486
                                                                 ---------------
                                                                       1,781,442
                                                                 ---------------

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 2.1%
            24,172  Schlumberger Ltd.                                  2,289,572
            24,200  Tenaris SA ADR(2)                                  1,165,714
             5,700  Transocean Inc.(1)                                   612,465
            11,230  Weatherford International Ltd.(1)                    621,356
                                                                 ---------------
                                                                       4,689,107
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.3%
            45,860  Kroger Co. (The)                                   1,190,526
            39,899  Wal-Mart Stores, Inc.                              1,833,359
                                                                 ---------------
                                                                       3,023,885
                                                                 ---------------
FOOD PRODUCTS - 2.2%
            30,014  Dean Foods Co.(2)                                    863,503
            27,597  General Mills, Inc.                                1,534,945
            31,962  H.J. Heinz Co.                                     1,398,657
            22,200  Kellogg Co.                                        1,150,182
                                                                 ---------------
                                                                       4,947,287
                                                                 ---------------
GAS UTILITIES - 0.5%
            21,272  ONEOK, Inc.(2)                                     1,079,554
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%
            60,000  Baxter International Inc.                          3,156,000
             7,300  Covidien Ltd.(1)                                     298,935
         1,288,000  Golden Meditech Co. Ltd. ORD(1)                      649,797
            15,200  Zimmer Holdings Inc.(1)                            1,181,952
                                                                 ---------------
                                                                       5,286,684
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.2%
            15,313  Aetna Inc.                                           736,096
            16,753  AmerisourceBergen Corp.                              789,234
            18,782  Brookdale Senior Living Inc.(2)                      751,468
            10,300  Humana Inc.(1)                                       660,127
            11,500  Laboratory Corp. of
                    America Holdings(1)(2)                               849,275
            34,153  McKesson Corp.                                     1,972,677
            31,730  UnitedHealth Group Inc.                            1,536,684
                                                                 ---------------
                                                                       7,295,561
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.6%
            54,625  McDonald's Corporation                             2,614,899
            30,900  Yum! Brands, Inc.                                    990,036
                                                                 ---------------
                                                                       3,604,935
                                                                 ---------------

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 1.1%
            17,200  Kimberly-Clark Corp.                               1,157,044
            22,000  Procter & Gamble Co. (The)                         1,360,920
                                                                 ---------------
                                                                       2,517,964
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.4%
            10,500  Constellation Energy Group Inc.                      879,900
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 4.8%
            22,000  3M Co.                                             1,956,240
           221,000  General Electric Co.                               8,565,960
             7,300  Tyco International Ltd.                              345,217
                                                                 ---------------
                                                                      10,867,417
                                                                 ---------------
INSURANCE - 6.1%
            27,252  Ace, Ltd.                                          1,572,985
            21,000  Ambac Financial Group, Inc.                        1,410,150
            45,296  American International Group, Inc.                 2,907,098
            18,900  Argonaut Group Inc.(2)                               520,317
            48,850  Genworth Financial Inc. Cl A                       1,490,902
            18,952  Hartford Financial Services
                    Group Inc. (The)                                   1,741,120
            31,601  Lincoln National Corp.                             1,906,172
            94,000  Unum Group                                         2,284,200
                                                                 ---------------
                                                                      13,832,944
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.1%
             4,695  Google Inc. Cl A(1)                                2,394,450
                                                                 ---------------
IT SERVICES - 3.8%
            30,300  Accenture Ltd. Cl A                                1,276,539
            30,000  Automatic Data Processing, Inc.                    1,392,600
            21,538  First Data Corp.                                     684,693
            45,000  International Business
                    Machines Corp.                                     4,979,250
            11,800  Redecard SA ORD(1)                                   201,392
                                                                 ---------------
                                                                       8,534,474
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.0%
            41,300  Thermo Fisher Scientific Inc.(1)                   2,156,273
                                                                 ---------------
MACHINERY - 1.7%
            11,300  Caterpillar Inc.                                     890,440
            13,814  Eaton Corp.                                        1,342,445
            16,000  Mueller Water Products Inc.
                    Series A(2)                                          224,640
            14,183  Parker-Hannifin Corp.                              1,399,578
                                                                 ---------------
                                                                       3,857,103
                                                                 ---------------

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MEDIA - 2.6%
            30,730  CBS Corp. Cl B                                       974,756
            62,000  Comcast Corp. Cl A(1)                              1,628,740
            18,898  Omnicom Group Inc.                                   980,239
            67,431  Walt Disney Co. (The)                              2,225,223
                                                                 ---------------
                                                                       5,808,958
                                                                 ---------------
METALS & MINING - 0.4%
            18,500  Nucor Corp.                                          928,700
                                                                 ---------------
MULTI-UTILITIES - 0.4%
            42,000  XCEL Energy Inc.                                     852,600
                                                                 ---------------
MULTILINE RETAIL - 1.2%
            32,000  Macy's Inc.                                        1,154,240
            24,165  Target Corp.                                       1,463,674
                                                                 ---------------
                                                                       2,617,914
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 11.0%
            76,809  Chevron Corp.                                      6,548,735
            22,000  Devon Energy Corporation                           1,641,420
            71,367  Exxon Mobil Corp.                                  6,075,473
            40,889  Marathon Oil Corp.                                 2,257,073
            33,000  Occidental Petroleum Corp.                         1,871,760
           184,000  SemGroup Energy Partners, L.P.(1)                  5,575,200
            29,000  Spectra Energy Corp.                                 738,630
                                                                 ---------------
                                                                      24,708,291
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.3%
            18,331  International Paper Company(2)                       679,530
                                                                 ---------------
PERSONAL PRODUCTS - 0.3%
            52,906  Physicians Formula
                    Holdings Inc.(1)(2)                                  790,945
                                                                 ---------------
PHARMACEUTICALS - 3.4%
            33,600  Abbott Laboratories                                1,703,184
            19,623  Eli Lilly and Company                              1,061,408
            75,622  Pfizer Inc.                                        1,777,873
            40,500  Schering-Plough Corp.                              1,155,870
            40,200  Wyeth                                              1,950,504
                                                                 ---------------
                                                                       7,648,839
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 3.2%
           111,000  Intel Corp.                                        2,621,820
             8,318  KLA-Tencor Corp.(2)                                  472,379
            32,000  Microchip Technology Inc.(2)                       1,161,920

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            21,000  NVIDIA Corp.(1)                                      960,960
            16,500  STMicroelectronics N.V.
                    New York Shares                                      283,140
            51,400  Texas Instruments Inc.                             1,808,766
                                                                 ---------------
                                                                       7,308,985
                                                                 ---------------
SOFTWARE - 2.0%
             4,500  Electronic Arts Inc.(1)                              218,880
            40,500  Microsoft Corporation                              1,174,095
             1,800  Nintendo Co., Ltd. ORD                               880,782
           117,785  Oracle Corp.(1)                                    2,252,049
                                                                 ---------------
                                                                       4,525,806
                                                                 ---------------
SPECIALTY RETAIL - 2.3%
            27,826  Best Buy Co., Inc.                                 1,240,761
            34,426  Home Depot, Inc. (The)                             1,279,615
            15,931  Sherwin-Williams Co.                               1,110,231
            26,700  Staples, Inc.                                        614,634
            30,500  TJX Companies, Inc. (The)                            846,375
                                                                 ---------------
                                                                       5,091,616
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.6%
            23,000  NIKE, Inc. Cl B                                    1,298,350
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.7%
            25,745  Fannie Mae                                         1,540,581
                                                                 ---------------
TOBACCO - 1.3%
            43,403  Altria Group Inc.                                  2,884,997
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.1%
            10,000  Grupo Aeroportuario del Centro
                    Norte, SAB de CV ADR(2)                              267,000
                                                                 ---------------
TOTAL COMMON STOCKS                                                  223,392,943
(Cost $216,208,486)                                              ---------------

CONVERTIBLE PREFERRED STOCKS - 0.3%
METALS & MINING - 0.3%
             5,000  Freeport-McMoRan Copper &
                    Gold, Inc.                                           707,750
                                                                 ---------------
(Cost $500,000)

TEMPORARY CASH INVESTMENTS - 3.9%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 8.875%, 2/15/19,
valued at $8,961,784), in a joint trading
account at 5.10%, dated 7/31/07,
due 8/1/07 (Delivery value $8,801,247)                                 8,800,000
                                                                 ---------------
(Cost $8,800,000)

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 9.2%
Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 5.30%, dated 7/31/07, due 8/1/07
(Delivery value $15,677,621)                                          15,675,313

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.375%, dated 7/31/07, due 8/1/07
(Delivery value $5,000,747)                                            5,000,000
                                                                 ---------------

TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                         20,675,313
(Cost $20,675,313)                                               ---------------

TOTAL INVESTMENT SECURITIES - 112.4%                                 253,576,006
                                                                 ---------------
(Cost $246,183,799)

OTHER ASSETS AND LIABILITIES - (12.4)%                              (28,028,502)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 225,547,504
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                              Settlement                             Unrealized
Contracts to Sell                Date             Value              Gain (Loss)
--------------------------------------------------------------------------------
   819,679  Euro for USD       8/31/07         $1,123,403             $(2,812)
52,200,000  JPY for USD        8/31/07            442,130              (1,328)
                                             -----------------------------------
                                               $1,565,533             $(4,140)
                                             ===================================
(Value on Settlement Date $1,561,393)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
JPY = Japanese Yen
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of July 31, 2007. The aggregate value of securities on loan at July 31, 2007, was $19,451,342.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of July 31, 2007, securities with an aggregate value of $4,047,937, which represented 1.8% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $246,285,404
                                                                 ===============
Gross tax appreciation of investments                              $ 13,359,214
Gross tax depreciation of investments                                (6,068,612)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  7,290,602
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
HERITAGE FUND
JULY 31, 2007

[american century investments logo and text logo]

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0%
AEROSPACE & DEFENSE - 8.7%
         2,135,285  BE Aerospace, Inc.(1)                          $      86,607
           742,152  Precision Castparts Corp.                            101,720
                                                                 ---------------
                                                                         188,327
                                                                 ---------------
BIOTECHNOLOGY - 2.2%
           181,100  Celgene Corp.(1)                                      10,967
           281,500  CSL Ltd. ORD                                          21,082
           439,420  Gilead Sciences, Inc.(1)                              16,360
                                                                 ---------------
                                                                          48,409
                                                                 ---------------
CAPITAL MARKETS - 2.1%
           517,000  Ameriprise Financial Inc.                             31,160
           483,500  Janus Capital Group Inc.                              14,534
                                                                 ---------------
                                                                          45,694
                                                                 ---------------
CHEMICALS - 2.9%
           180,639  CF Industries Holdings, Inc.                          10,383
           823,830  Monsanto Co.                                          53,096
                                                                 ---------------
                                                                          63,479
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.1%
           553,452  Corrections Corp. of America(1)                       15,967
           135,600  Huron Consulting Group Inc.(1)                         9,211
           654,006  TeleTech Holdings, Inc.(1)                            19,182
                                                                 ---------------
                                                                          44,360
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.5%
           293,300  Ciena Corp.(1)                                        10,714
           893,100  Corning Inc.(1)                                       21,292
                                                                 ---------------
                                                                          32,006
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.7%
           283,927  Apple Inc.(1)                                         37,411
           393,200  SanDisk Corp.(1)                                      21,087
                                                                 ---------------
                                                                          58,498
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 2.7%
           333,290  Foster Wheeler Ltd.(1)                                37,459
           732,400  Quanta Services, Inc.(1)                              20,822
                                                                 ---------------
                                                                          58,281
                                                                 ---------------

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 2.0%
         1,098,400  Owens-Illinois Inc.(1)                                43,914
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 2.4%
           261,300  Apollo Group, Inc. Cl A(1)                            15,445
           305,900  Career Education Corp.(1)                              9,079
           156,800  ITT Educational Services Inc.(1)                      16,568
            74,400  Strayer Education, Inc.                               11,274
                                                                 ---------------
                                                                          52,366
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.6%
           470,500  Cogent Communications
                    Group, Inc.(1)                                        13,494
                                                                 ---------------
ELECTRIC UTILITIES - 0.9%
           735,705  Reliant Energy, Inc.(1)                               18,893
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.0%
           200,500  First Solar Inc.(1)                                   22,570
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.0%
           272,823  Dolby Laboratories Inc. Cl A(1)                        9,074
           147,600  Itron Inc.(1)                                         11,724
                                                                 ---------------
                                                                          20,798
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 5.0%
           936,800  Aker Kvaerner ASA ORD                                 23,840
           146,879  Cameron International Corp.(1)                        11,457
         1,190,400  Dresser-Rand Group Inc.(1)                            44,164
           236,200  National Oilwell Varco, Inc.(1)                       28,370
                                                                 ---------------
                                                                         107,831
                                                                 ---------------
FOOD PRODUCTS - 1.1%
           251,300  Bunge Ltd.                                            22,770
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
           380,900  Align Technology Inc.(1)                               9,941
           410,663  Hologic, Inc.(1)                                      21,273
           269,043  Immucor, Inc.(1)                                       8,383
                                                                 ---------------
                                                                          39,597
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.4%
           346,300  HealthExtras, Inc.(1)                                  9,291

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
         1,059,900  Medco Health Solutions Inc.(1)                        86,138
                                                                 ---------------
                                                                          95,429
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.5%
           434,510  Bally Technologies, Inc.(1)                           10,689
           132,900  Jack in the Box Inc.(1)                                8,504
           387,750  Las Vegas Sands Corp.(1)                              33,831
                                                                 ---------------
                                                                          53,024
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.5%
           259,800  NRG Energy Inc.(1)                                    10,015
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.5%
           644,745  McDermott International, Inc.(1)                      53,475
                                                                 ---------------
INSURANCE - 1.3%
           607,430  Loews Corp.                                           28,792
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.8%
           259,141  Priceline.com Inc.(1)                                 16,533
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.9%
           213,000  Bankrate, Inc.(1)                                      9,553
           362,300  Equinix Inc.(1)                                       31,488
                                                                 ---------------
                                                                          41,041
                                                                 ---------------
IT SERVICES - 1.9%
           259,300  MasterCard Inc. Cl A                                  41,695
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.7%
           767,322  Smith & Wesson Holding Corp.(1)                       14,426
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.6%
           192,700  Invitrogen Corp.(1)                                   13,836
           397,000  Thermo Fisher Scientific Inc.(1)                      20,727
                                                                 ---------------
                                                                          34,563
                                                                 ---------------
MACHINERY - 3.5%
         1,171,400  AGCO Corp.(1)                                         45,017
           166,200  Alfa Laval AB ORD                                     10,462
           146,400  Flowserve Corp.                                       10,580

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
           156,500  Navistar International Corp.(1)                        9,860
                                                                 ---------------
                                                                          75,919
                                                                 ---------------
MEDIA - 2.2%
           560,036  Liberty Global, Inc. Series A(1)                      23,482
           625,700  Liberty Global, Inc. Series C(1)                      24,928
                                                                 ---------------
                                                                          48,410
                                                                 ---------------
METALS & MINING - 1.7%
           166,798  Allegheny Technologies Inc.                           17,502
           249,300  RTI International Metals, Inc.(1)                     19,755
                                                                 ---------------
                                                                          37,257
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 1.1%
           287,400  Range Resources Corporation                           10,674
           325,700  Southwestern Energy Company(1)                        13,233
                                                                 ---------------
                                                                          23,907
                                                                 ---------------
PERSONAL PRODUCTS - 0.4%
           294,099  Bare Escentuals Inc.(1)                                8,297
                                                                 ---------------
PHARMACEUTICALS - 1.4%
           253,400  Shire plc ADR                                         18,698
           511,097  Shire plc ORD                                         12,537
                                                                 ---------------
                                                                          31,235
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 6.4%
           720,200  Advanced Micro Devices, Inc.(1)                        9,752
           893,900  Cypress Semiconductor Corp.(1)                        22,401
           390,800  Intersil Corp. Cl A                                   11,431
           536,233  MEMC Electronic Materials Inc.(1)                     32,881
         1,139,700  Micron Technology, Inc.(1)                            13,528
           606,200  NVIDIA Corp.(1)                                       27,739
           599,100  OmniVision Technologies, Inc.(1)                      10,287
           936,600  ON Semiconductor Corp.(1)                             11,071
                                                                 ---------------
                                                                         139,090
                                                                 ---------------
SOFTWARE - 4.4%
         1,037,200  Lawson Software Inc.(1)                                9,885
           175,700  Nintendo Co., Ltd. ORD                                85,974
                                                                 ---------------
                                                                          95,859
                                                                 ---------------
SPECIALTY RETAIL - 4.7%
           409,600  American Eagle Outfitters, Inc.                        9,937
         1,223,456  GameStop Corp. Cl A(1)                                49,367

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
           879,900  Guess?, Inc.                                          41,786
                                                                 ---------------
                                                                         101,090
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 2.7%
           279,100  Crocs, Inc.(1)                                        16,556
           445,500  Phillips-Van Heusen Corp.                             23,193
           105,000  Polo Ralph Lauren Corp.                                9,382
           285,800  Volcom, Inc.(1)                                       10,140
                                                                 ---------------
                                                                          59,271
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 11.7%
           440,500  Bharti Airtel Ltd. ORD(1)                              9,825
           654,500  Leap Wireless
                    International, Inc.(1)                                57,858
           619,500  MetroPCS
                    Communications, Inc.(1)                               22,686
           204,502  Millicom International
                    Cellular SA(1)                                        16,422
           729,100  MTN Group Ltd. ORD                                    10,201
         1,606,002  NII Holdings, Inc. Cl B(1)                           134,935
                                                                 ---------------
                                                                         251,927
                                                                 ---------------
TOTAL COMMON STOCKS                                                    2,142,542
(Cost $1,642,889)                                                ---------------

TEMPORARY CASH INVESTMENTS - 1.4%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 8.875%, 2/15/19,
valued at $24,441), in a joint trading account
at 5.10%, dated 7/31/07, due 8/1/07
(Delivery value $24,003)                                                  24,000

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 7.125% - 9.125%,
5/15/18 - 2/15/23 , valued at $5,922),
in a joint trading account at 5.08%,
dated 7/31/07, due 8/1/07
(Delivery value $5,801)                                                    5,800
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                          29,800
(Cost $29,800)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 100.4%                                   2,172,342
                                                                 ---------------
(Cost $1,672,689)

OTHER ASSETS AND LIABILITIES - (0.4)%                                    (8,484)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   2,163,858
                                                                 ===============

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                         Settlement                         Unrealized
to Sell                              Date              Value         Gain (Loss)
--------------------------------------------------------------------------------
   19,714,008  AUD for USD          8/31/07          $ 16,783          $ 108
    4,943,330  GBP for USD          8/31/07            10,037            (14)
5,095,300,000  JPY for USD          8/31/07            43,157           (130)
  112,978,080  NOK for USD          8/31/07            19,405           (206)
   56,707,440  SEK for USD          8/31/07             8,432             (2)
   37,001,825  ZAR for USD          8/31/07             5,148             56
                                                   -----------------------------
                                                     $102,962          $(188)
                                                   =============================
(Value on Settlement Date $102,774)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
AUD = Australian Dollar
GBP = British Pound
JPY = Japanese Yen
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
SEK = Swedish Krona
USD = United States Dollar
ZAR = South African Rand
(1) Non-income producing.

As of July 31, 2007, securities with an aggregate value of $173,921 (in thousands), which represented 8.0% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of
Directors.

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $1,676,277
                                                                 ===============
Gross tax appreciation of investments                                $  525,199
Gross tax depreciation of investments                                   (29,134)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $  496,065
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NEW OPPORTUNITIES II FUND
JULY 31, 2007

[american century investments logo and text logo]

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
AEROSPACE & DEFENSE - 2.5%
           186,927  EDO Corp.                                       $  6,177,940
           111,282  Esterline Technologies Corp.(1)                    5,151,244
                                                                 ---------------
                                                                      11,329,184
                                                                 ---------------
AUTO COMPONENTS - 1.5%
           301,395  Cooper Tire & Rubber Co.                           6,929,071
                                                                 ---------------
CAPITAL MARKETS - 4.0%
            46,136  FCStone Group, Inc.(1)                             2,216,835
            74,560  GFI Group Inc.(1)                                  5,556,210
           123,620  HFF Inc. Cl A(1)                                   1,550,195
           160,857  OptionsXpress Holdings, Inc.                       4,023,034
            88,555  Stifel Financial Corp.(1)                          4,894,435
                                                                 ---------------
                                                                      18,240,709
                                                                 ---------------
CHEMICALS - 4.7%
            47,388  Airgas Inc.                                        2,213,020
           356,371  Calgon Carbon Corp.(1)                             3,920,081
            76,704  Flotek Industries Inc.(1)                          2,281,177
           153,677  ICO Inc.(1)                                        1,545,991
           193,896  Koppers Holdings Inc.                              5,733,505
           140,546  Terra Industries Inc.(1)                           3,447,593
            42,646  Zoltek Companies, Inc.(1)                          2,000,097
                                                                 ---------------
                                                                      21,141,464
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.0%
            60,014  Huron Consulting Group Inc.(1)                     4,076,751
           228,509  Taleo Corp. Cl A(1)                                4,915,229
                                                                 ---------------
                                                                       8,991,980
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 3.6%
            83,816  Blue Coat Systems, Inc.(1)                         4,084,354
            90,083  CommScope, Inc.(1)                                 4,903,217
           168,473  Dycom Industries Inc.(1)                           4,708,820
            98,842  Globecomm Systems Inc.(1)                          1,215,757
            77,443  Silicom Ltd.(1)                                    1,551,958
                                                                 ---------------
                                                                      16,464,106
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.0%
           216,861  Electronics for Imaging, Inc.(1)                   5,694,770
           162,410  Novatel Wireless, Inc.(1)                          3,496,687
                                                                 ---------------
                                                                       9,191,457
                                                                 ---------------

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 4.7%
           106,953  Aecom Technology Corp.(1)                          2,775,430
           128,838  EMCOR Group Inc.(1)                                4,625,284
            57,528  Foster Wheeler Ltd.(1)                             6,465,572
           123,623  Perini Corp.(1)                                    7,591,689
                                                                 ---------------
                                                                      21,457,975
                                                                 ---------------
CONSUMER FINANCE - 0.6%
           195,564  Advance America, Cash
                    Advance Centers, Inc.                              2,868,924
                                                                 ---------------
CONTAINERS & PACKAGING - 1.4%
            40,965  Greif, Inc. Cl A                                   2,253,075
            81,211  Silgan Holdings Inc.                               4,192,112
                                                                 ---------------
                                                                       6,445,187
                                                                 ---------------
DIVERSIFIED - 1.9%
            63,746  iShares Dow Jones U.S.
                    Healthcare Sector Index Fund                       4,266,520
            36,668  iShares S&P GSSI Natural
                    Resources Index Fund                               4,403,827
                                                                 ---------------
                                                                       8,670,347
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.0%
           127,339  Cbeyond, Inc.(1)                                   4,503,981
           135,380  Cogent Communications
                    Group, Inc.(1)                                     3,882,698
            33,070  Nortel Inversora SA Cl B ADR(1)                      619,732
                                                                 ---------------
                                                                       9,006,411
                                                                 ---------------
ELECTRIC UTILITIES - 0.9%
           153,946  Portland General Electric Co.                      4,142,687
                                                                 ---------------
ELECTRICAL EQUIPMENT - 4.1%
           149,592  American Superconductor Corp.(1)                   2,855,711
            76,036  Baldor Electric Co.                                3,470,283
           288,587  GrafTech International Ltd.(1)                     4,470,212
            87,464  SGL Carbon AG ORD(1)                               4,457,767
            54,294  Woodward Governor Co.                              3,135,479
                                                                 ---------------
                                                                      18,389,452
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 2.3%
           234,210  Bell Microproducts Inc.(1)                         1,470,839
           219,132  Echelon Corp.(1)                                   4,323,474
           373,740  SMART Modular
                    Technologies (WWH), Inc.(1)                        4,593,265
                                                                 ---------------
                                                                      10,387,578
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.8%
           190,920  ENGlobal Corp.(1)                                  2,012,297

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           250,346  Hanover Compressor Co.(1)                          5,965,745
                                                                 ---------------
                                                                       7,978,042
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.8%
            85,526  Andersons Inc. (The)                               3,666,500
                                                                 ---------------
FOOD PRODUCTS - 3.4%
           106,370  Corn Products International Inc.                   4,746,229
           608,676  Darling International Inc.(1)                      5,106,792
           188,748  Green Mountain Coffee
                    Roasters, Inc.(1)                                  5,596,378
                                                                 ---------------
                                                                      15,449,399
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.5%
           249,211  Align Technology Inc.(1)                           6,504,406
            55,810  Cantel Medical Corp.(1)                              808,129
           178,325  CONMED Corp.(1)                                    4,975,268
            39,072  Hillenbrand Industries, Inc.                       2,463,099
           254,776  IRIS International Inc.(1)                         4,053,486
            99,213  Kinetic Concepts Inc.(1)                           6,099,615
                                                                 ---------------
                                                                      24,904,003
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.5%
           163,674  Animal Health International Inc.(1)                1,842,969
           100,816  Chemed Corp.                                       6,379,636
           190,323  Hythiam, Inc.(1)                                   1,408,390
           122,047  Providence Service Corp. (The)(1)                  3,206,175
            73,507  WellCare Health Plans Inc.(1)                      7,443,319
                                                                 ---------------
                                                                      20,280,489
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 1.3%
           237,706  Omnicell Inc.(1)                                   5,676,419
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.5%
           228,111  Burger King Holdings, Inc.                         5,540,816
            68,371  Monarch Casino & Resort Inc.(1)                    1,934,216
           205,183  MTR Gaming Group, Inc.(1)                          2,614,031
           353,131  Premier Exhibitions Inc.(1)                        5,847,850
                                                                 ---------------
                                                                      15,936,913
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.7%
           118,902  Walter Industries Inc.                             2,972,550
                                                                 ---------------
INSURANCE - 1.6%
           188,499  AMERISAFE, Inc.(1)                                 3,163,013

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           169,234  Assured Guaranty Ltd.                              4,119,156
                                                                 ---------------
                                                                       7,282,169
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.7%
           120,931  Priceline.com Inc.(1)                              7,715,398
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.1%
           124,912  Chordiant Software, Inc.(1)                        1,786,242
            60,862  comScore, Inc.(1)                                  1,429,040
           121,240  Switch & Data
                    Facilities Co. Inc.(1)                             1,915,592
           152,953  Vocus Inc.(1)                                      4,296,449
                                                                 ---------------
                                                                       9,427,323
                                                                 ---------------
IT SERVICES - 1.0%
           620,058  Sapient Corp.(1)                                   4,421,014
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.2%
           358,207  Cambrex Corp.                                      4,893,107
           131,684  Kendle International Inc.(1)                       4,865,724
                                                                 ---------------
                                                                       9,758,831
                                                                 ---------------
MACHINERY - 4.5%
           128,222  Astec Industries Inc.(1)                           6,689,341
            60,328  Manitowoc Co., Inc. (The)                          4,685,676
           125,429  Tennant Co.                                        4,835,288
            52,584  Valmont Industries, Inc.                           3,974,825
                                                                 ---------------
                                                                      20,185,130
                                                                 ---------------
MARINE - 3.3%
           201,188  Diana Shipping Inc.                                5,643,323
            77,990  DryShips Inc.                                      4,470,387
           179,478  Eagle Bulk Shipping Inc.                           4,723,861
                                                                 ---------------
                                                                      14,837,571
                                                                 ---------------
MEDIA - 0.9%
           135,536  LodgeNet Entertainment Corp.(1)                    4,258,541
                                                                 ---------------
METALS & MINING - 0.5%
            45,944  Schnitzer Steel
                    Industries, Inc. Cl A                              2,489,705
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.3%
           103,511  Cabot Oil & Gas Corp.                              3,540,076
           178,595  Clean Energy Fuels Corp.(1)                        2,825,373
            35,882  DCP Midstream Partners, L.P.                       1,790,512
           114,950  Forest Oil Corporation(1)                          4,652,026
           212,042  FX Energy Inc.(1)                                  1,535,184

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            50,562  Global Partners L.P.                               2,012,368
            97,842  GMX Resources Inc.(1)                              3,085,937
                                                                 ---------------
                                                                      19,441,476
                                                                 ---------------
PERSONAL PRODUCTS - 0.8%
            66,039  Chattem, Inc.(1)                                   3,708,750
                                                                 ---------------
PHARMACEUTICALS - 0.4%
            83,114  Matrixx Initiatives Inc.(1)                        1,786,120
                                                                 ---------------
ROAD & RAIL - 0.1%
            62,388  Quality Distribution, Inc.(1)                        599,549
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 5.1%
           149,142  AuthenTec, Inc.(1)                                 1,801,635
           373,587  EMCORE Corp.(1)                                    2,891,563
           235,376  Microsemi Corp.(1)                                 5,486,616
            64,708  NVE Corp.(1)                                       1,993,006
           108,567  PDF Solutions Inc.(1)                              1,204,008
           307,348  Semtech Corp.(1)                                   4,994,405
           258,241  Zoran Corp.(1)                                     4,867,843
                                                                 ---------------
                                                                      23,239,076
                                                                 ---------------
SOFTWARE - 5.9%
           119,384  Aladdin Knowledge
                    Systems Ltd.(1)                                    2,628,836
           141,587  Applix Inc.(1)                                     2,051,596
           348,592  Aspen Technology, Inc.(1)                          4,322,541
           490,264  Lawson Software Inc.(1)                            4,672,215
           300,912  Magma Design Automation, Inc.(1)                   4,456,507
           108,930  Moldflow Corp.(1)                                  2,274,458
            93,673  PROS Holdings, Inc.(1)                             1,170,913
           216,737  VASCO Data Security
                    International, Inc.(1)                             5,737,027
                                                                 ---------------
                                                                      27,314,093
                                                                 ---------------
SPECIALTY RETAIL - 1.8%
           158,131  Conn's, Inc.(1)                                    4,011,783
           127,691  hhgregg, Inc.(1)                                   1,819,597
            63,516  Jos. A. Bank Clothiers, Inc.(1)                    2,191,302
                                                                 ---------------
                                                                       8,022,682
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 3.8%
            82,471  Crocs, Inc.(1)                                     4,892,180
            60,859  Deckers Outdoor Corp.(1)                           6,274,563
           165,646  Warnaco Group Inc. (The)(1)                        5,981,477
                                                                 ---------------
                                                                      17,148,220
                                                                 ---------------

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                  452,156,495
(Cost $396,686,915)                                              ---------------

TEMPORARY CASH INVESTMENTS - 2.2%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 7.125% - 9.125%,
5/15/18 - 2/15/23 , valued at $10,006,254),
in a joint trading account at 5.08%,
dated 7/31/07, due 8/1/07
(Delivery value $9,801,383)                                            9,800,000
(Cost $9,800,000)                                                ---------------

TOTAL INVESTMENT SECURITIES - 101.9%                                 461,956,495
(Cost $406,486,915)                                              ---------------

OTHER ASSETS AND LIABILITIES - (1.9)%                                (8,681,102)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $453,275,393
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Non-income producing.

As of July 31, 2007, securities with an aggregate value of $4,457,767, which represented 1.0% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 407,289,990
                                                                 ===============
Gross tax appreciation of investments                             $  69,870,885
Gross tax depreciation of investments                               (15,204,380)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  54,666,505
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NEW OPPORTUNITIES FUND
JULY 31, 2007

[american century investments logo and text logo]

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.9%
AEROSPACE & DEFENSE - 2.6%
           108,729  EDO Corp.                                      $       3,593
            62,620  Esterline Technologies Corp.(1)                        2,899
                                                                 ---------------
                                                                           6,492
                                                                 ---------------
AUTO COMPONENTS - 1.8%
           196,586  Cooper Tire & Rubber Co.                               4,520
                                                                 ---------------
CAPITAL MARKETS - 4.0%
            25,410  FCStone Group, Inc.(1)                                 1,221
            40,818  GFI Group Inc.(1)                                      3,042
            50,720  HFF Inc. Cl A(1)                                         636
            85,954  OptionsXpress Holdings, Inc.                           2,150
            55,426  Stifel Financial Corp.(1)                              3,063
                                                                 ---------------
                                                                          10,112
                                                                 ---------------
CHEMICALS - 4.8%
            27,223  Airgas Inc.                                            1,271
           181,554  Calgon Carbon Corp.(1)                                 1,997
            44,827  Flotek Industries Inc.(1)                              1,333
            91,445  ICO Inc.(1)                                              920
           118,243  Koppers Holdings Inc.                                  3,497
            83,173  Terra Industries Inc.(1)                               2,040
            23,926  Zoltek Companies, Inc.(1)                              1,122
                                                                 ---------------
                                                                          12,180
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.0%
            35,541  Huron Consulting Group Inc.(1)                         2,414
           123,224  Taleo Corp. Cl A(1)                                    2,651
                                                                 ---------------
                                                                           5,065
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 3.5%
            43,339  Blue Coat Systems, Inc.(1)                             2,112
            49,717  CommScope, Inc.(1)                                     2,706
            91,009  Dycom Industries Inc.(1)                               2,544
            56,062  Globecomm Systems Inc.(1)                                690
            43,779  Silicom Ltd.(1)                                          877
                                                                 ---------------
                                                                           8,929
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.0%
           119,004  Electronics for Imaging, Inc.(1)                       3,125
            94,373  Novatel Wireless, Inc.(1)                              2,032
                                                                 ---------------
                                                                           5,157
                                                                 ---------------

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 4.2%
            61,022  Aecom Technology Corp.(1)                              1,584
            70,852  EMCOR Group Inc.(1)                                    2,544
            12,449  Foster Wheeler Ltd.(1)                                 1,399
            83,936  Perini Corp.(1)                                        5,154
                                                                 ---------------
                                                                          10,681
                                                                 ---------------
CONSUMER FINANCE - 0.6%
           111,434  Advance America, Cash
                    Advance Centers, Inc.                                  1,635
                                                                 ---------------
CONTAINERS & PACKAGING - 1.5%
            20,110  Greif, Inc. Cl A                                       1,106
            51,136  Silgan Holdings Inc.                                   2,640
                                                                 ---------------
                                                                           3,746
                                                                 ---------------
DIVERSIFIED - 1.9%
            33,882  iShares Dow Jones U.S.
                    Healthcare Sector Index Fund                           2,268
            20,798  iShares S&P GSSI Natural
                    Resources Index Fund                                   2,498
                                                                 ---------------
                                                                           4,766
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.8%
            65,387  Cbeyond, Inc.(1)                                       2,313
            82,582  Cogent Communications
                    Group, Inc.(1)                                         2,368
                                                                 ---------------
                                                                           4,681
                                                                 ---------------
ELECTRIC UTILITIES - 0.9%
            85,221  Portland General Electric Co.                          2,293
                                                                 ---------------
ELECTRICAL EQUIPMENT - 4.1%
            82,636  American Superconductor Corp.(1)                       1,578
            42,659  Baldor Electric Co.                                    1,947
           152,097  GrafTech International Ltd.(1)                         2,356
            55,103  SGL Carbon AG ORD(1)                                   2,807
            30,902  Woodward Governor Co.                                  1,785
                                                                 ---------------
                                                                          10,473
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 2.3%
           135,932  Bell Microproducts Inc.(1)                               854
           132,669  Echelon Corp.(1)                                       2,618
           196,126  SMART Modular Technologies
                    (WWH), Inc.(1)                                         2,410
                                                                 ---------------
                                                                           5,882
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.8%
           109,841  ENGlobal Corp.(1)                                      1,158

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           141,856  Hanover Compressor Co.(1)                              3,380
                                                                 ---------------
                                                                           4,538
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.7%
            43,460  Andersons Inc. (The)                                   1,863
                                                                 ---------------
FOOD PRODUCTS - 3.5%
            55,071  Corn Products International Inc.                       2,457
           349,700  Darling International Inc.(1)                          2,934
           117,468  Green Mountain Coffee
                    Roasters, Inc.(1)                                      3,483
                                                                 ---------------
                                                                           8,874
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.5%
           144,530  Align Technology Inc.(1)                               3,772
            25,367  Cantel Medical Corp.(1)                                  367
           101,158  CONMED Corp.(1)                                        2,822
            20,879  Hillenbrand Industries, Inc.                           1,316
           131,167  IRIS International Inc.(1)                             2,087
            57,060  Kinetic Concepts Inc.(1)                               3,508
                                                                 ---------------
                                                                          13,872
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.6%
            83,261  Animal Health International Inc.(1)                      938
            58,303  Chemed Corp.                                           3,689
           101,739  Hythiam, Inc.(1)                                         753
            64,700  Providence Service Corp. (The)(1)                      1,700
            45,568  WellCare Health Plans Inc.(1)                          4,614
                                                                 ---------------
                                                                          11,694
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 1.3%
           137,019  Omnicell Inc.(1)                                       3,272
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.7%
           133,782  Burger King Holdings, Inc.                             3,250
            35,964  Monarch Casino & Resort Inc.(1)                        1,017
           118,142  MTR Gaming Group, Inc.(1)                              1,505
           216,094  Premier Exhibitions Inc.(1)                            3,579
                                                                 ---------------
                                                                           9,351
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.7%
            66,709  Walter Industries Inc.                                 1,668
                                                                 ---------------
INSURANCE - 1.6%
           118,011  AMERISAFE, Inc.(1)                                     1,980

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
            90,046  Assured Guaranty Ltd.                                  2,192
                                                                 ---------------
                                                                           4,172
                                                                 ---------------
INTERNET & CATALOG RETAIL - 2.2%
            85,895  Priceline.com Inc.(1)                                  5,480
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.2%
            73,743  Chordiant Software, Inc.(1)                            1,055
            35,860  comScore, Inc.(1)                                        842
            61,890  Switch & Data
                    Facilities Co. Inc.(1)                                   978
           101,030  Vocus Inc.(1)                                          2,837
                                                                 ---------------
                                                                           5,712
                                                                 ---------------
IT SERVICES - 1.0%
           348,627  Sapient Corp.(1)                                       2,486
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.0%
           186,069  Cambrex Corp.                                          2,542
            70,514  Kendle International Inc.(1)                           2,605
                                                                 ---------------
                                                                           5,147
                                                                 ---------------
MACHINERY - 4.7%
            73,457  Astec Industries Inc.(1)                               3,833
            39,373  Manitowoc Co., Inc. (The)                              3,058
            73,342  Tennant Co.                                            2,827
            29,778  Valmont Industries, Inc.                               2,251
                                                                 ---------------
                                                                          11,969
                                                                 ---------------
MARINE - 3.6%
           126,616  Diana Shipping Inc.                                    3,552
            47,945  DryShips Inc.                                          2,748
           111,554  Eagle Bulk Shipping Inc.                               2,936
                                                                 ---------------
                                                                           9,236
                                                                 ---------------
MEDIA - 0.9%
            72,869  LodgeNet Entertainment Corp.(1)                        2,290
                                                                 ---------------
METALS & MINING - 0.5%
            24,395  Schnitzer Steel Industries, Inc.
                    Cl A                                                   1,322
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.3%
            58,975  Cabot Oil & Gas Corp.                                  2,017
           100,415  Clean Energy Fuels Corp.(1)                            1,589
            20,352  DCP Midstream Partners, L.P.                           1,016
            64,630  Forest Oil Corporation(1)                              2,615

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           119,220  FX Energy Inc.(1)                                        863
            29,395  Global Partners L.P.                                   1,170
            55,871  GMX Resources Inc.(1)                                  1,762
                                                                 ---------------
                                                                          11,032
                                                                 ---------------
PERSONAL PRODUCTS - 0.9%
            41,334  Chattem, Inc.(1)                                       2,321
                                                                 ---------------
PHARMACEUTICALS - 0.3%
            34,749  Matrixx Initiatives Inc.(1)                              747
                                                                 ---------------
ROAD & RAIL - 0.1%
            26,925  Quality Distribution, Inc.(1)                            259
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 4.8%
            92,241  AuthenTec, Inc.(1)                                     1,114
           190,660  EMCORE Corp.(1)                                        1,476
           120,418  Microsemi Corp.(1)                                     2,807
            36,653  NVE Corp.(1)                                           1,129
            52,373  PDF Solutions Inc.(1)                                    581
           158,405  Semtech Corp.(1)                                       2,574
           127,718  Zoran Corp.(1)                                         2,407
                                                                 ---------------
                                                                          12,088
                                                                 ---------------
SOFTWARE - 5.4%
            61,021  Aladdin Knowledge
                    Systems Ltd.(1)                                        1,344
           191,912  Aspen Technology, Inc.(1)                              2,380
           251,087  Lawson Software Inc.(1)                                2,392
           152,269  Magma Design Automation, Inc.(1)                       2,255
            58,229  Moldflow Corp.(1)                                      1,216
            56,327  PROS Holdings, Inc.(1)                                   704
           133,814  VASCO Data Security
                    International, Inc.(1)                                 3,541
                                                                 ---------------
                                                                          13,832
                                                                 ---------------
SPECIALTY RETAIL - 1.6%
            70,223  Conn's, Inc.(1)                                        1,782
            72,309  hhgregg, Inc.(1)                                       1,030
            35,637  Jos. A. Bank Clothiers, Inc.(1)                        1,229
                                                                 ---------------
                                                                           4,041
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 4.0%
            47,712  Crocs, Inc.(1)                                         2,830
            35,579  Deckers Outdoor Corp.(1)                               3,669
           100,013  Warnaco Group Inc. (The)(1)                            3,611
                                                                 ---------------
                                                                          10,110
                                                                 ---------------

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
                             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                      253,988
(Cost $217,118)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 1.7%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 7.125% - 9.125%,
5/15/18 - 2/15/23 , valued at $4,288),
in a joint trading account at 5.08%,
dated 7/31/07, due 8/1/07
(Delivery value $4,201)                                                    4,200
(Cost $4,200)                                                    ---------------

TOTAL INVESTMENT SECURITIES - 101.6%                                     258,188
(Cost $221,318)
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - (1.6)%                                    (4,165)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $     254,023
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ORD = Foreign Ordinary Share
(1) Non-income producing.

As of July 31, 2007, securities with an aggregate value of $2,807 (in thousands), which represented 1.1% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of
Directors.

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
                             ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                        $221,568
                                                                 ===============
Gross tax appreciation of investments                                  $ 44,856
Gross tax depreciation of investments                                    (8,236)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                     $ 36,620
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
BALANCED FUND
JULY 31, 2007

[american century investments logo and text logo]

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 59.3%
AEROSPACE & DEFENSE - 1.3%
            12,070  Boeing Co.                                     $       1,248
            69,746  Lockheed Martin Corp.                                  6,869
                                                                 ---------------
                                                                           8,117
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.6%
             5,054  C.H. Robinson Worldwide Inc.                             246
             9,126  FedEx Corporation                                      1,011
            32,242  United Parcel Service, Inc. Cl B                       2,441
                                                                 ---------------
                                                                           3,698
                                                                 ---------------
AIRLINES - 0.1%
            24,322  Southwest Airlines Co.                                   381
                                                                 ---------------
AUTO COMPONENTS - 0.1%
             3,370  Magna International Inc. Cl A                            295
             7,257  TRW Automotive Holdings Corp.(1)                         239
                                                                 ---------------
                                                                             534
                                                                 ---------------
BIOTECHNOLOGY - 1.1%
            22,265  Amgen Inc.(1)                                          1,197
            68,827  Biogen Idec Inc.(1)                                    3,891
            55,024  Gilead Sciences, Inc.(1)                               2,049
                                                                 ---------------
                                                                           7,137
                                                                 ---------------
CAPITAL MARKETS - 2.3%
            35,425  Goldman Sachs Group, Inc. (The)                        6,672
            18,770  Merrill Lynch & Co., Inc.                              1,393
           105,582  Morgan Stanley                                         6,743
                                                                 ---------------
                                                                          14,808
                                                                 ---------------
CHEMICALS - 0.7%
           102,277  Celanese Corp., Series A                               3,836
            22,227  H.B. Fuller Company(2)                                   614
                                                                 ---------------
                                                                           4,450
                                                                 ---------------
COMMERCIAL BANKS - 0.8%
           153,526  Wells Fargo & Co.                                      5,185
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.7%
           321,584  Cisco Systems Inc.(1)                                  9,297
             6,849  CommScope, Inc.(1)                                       373

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
            38,957  InterDigital, Inc.(1)(2)                               1,089
                                                                 ---------------
                                                                          10,759
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.0%
             4,591  Apple Inc.(1)                                            605
            45,393  Emulex Corp.(1)(2)                                       899
           231,491  Hewlett-Packard Co.                                   10,656
            17,528  NCR Corp.(1)                                             915
                                                                 ---------------
                                                                          13,075
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.0%
            95,588  Chicago Bridge & Iron Company
                    New York Shares                                        3,881
            43,040  EMCOR Group Inc.(1)(2)                                 1,545
            18,170  Perini Corp.(1)(2)                                     1,116
                                                                 ---------------
                                                                           6,542
                                                                 ---------------
CONSUMER FINANCE - 1.0%
            73,509  American Express Co.                                   4,303
            37,537  AmeriCredit Corp.(1)(2)                                  764
            52,791  Discover Financial Services(1)                         1,217
                                                                 ---------------
                                                                           6,284
                                                                 ---------------
CONTAINERS & PACKAGING - 0.6%
            42,429  Rock-Tenn Co. Cl A(2)                                  1,303
            61,492  Sonoco Products Co.                                    2,255
                                                                 ---------------
                                                                           3,558
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.2%
            45,452  ITT Educational Services Inc.(1)                       4,803
            66,905  Sotheby's(2)                                           2,860
                                                                 ---------------
                                                                           7,663
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 5.4%
           158,799  Bank of America Corp.                                  7,530
           262,136  Citigroup Inc.                                        12,207
           223,178  JPMorgan Chase & Co.                                   9,822
            77,265  McGraw-Hill Companies, Inc. (The)                      4,675
                                                                 ---------------
                                                                          34,234
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.3%
           151,588  AT&T Inc.                                              5,936
             2,525  CenturyTel Inc.                                          116
            56,143  Verizon Communications Inc.                            2,393
                                                                 ---------------
                                                                           8,445
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.2%
            14,877  El Paso Electric Co.(1)(2)                               346
            43,733  Entergy Corp.                                          4,372
           112,573  Reliant Energy, Inc.(1)                                2,891
                                                                 ---------------
                                                                           7,609
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.6%
            48,237  Acuity Brands Inc.(2)                                  2,851
            69,237  GrafTech International Ltd.(1)(2)                      1,072
                                                                 ---------------
                                                                           3,923
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.2%
            35,124  Avnet Inc.(1)                                          1,330
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.7%
             3,913  Gulfmark Offshore Inc.(1)(2)                             184
            10,354  Halliburton Co.                                          373
            32,343  National Oilwell Varco, Inc.(1)                        3,885
                                                                 ---------------
                                                                           4,442
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.9%
           224,239  Kroger Co. (The)                                       5,821
                                                                 ---------------
FOOD PRODUCTS - 1.0%
            93,020  Campbell Soup Co.                                      3,426
            57,353  General Mills, Inc.                                    3,190
                                                                 ---------------
                                                                           6,616
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%
           122,264  Baxter International Inc.                              6,431
            68,039  Becton, Dickinson & Co.                                5,195
             5,198  Kinetic Concepts Inc.(1)(2)                              320
            26,459  Mettler-Toledo International, Inc.(1)                  2,518
             9,722  West Pharmaceutical
                    Services Inc.(2)                                         450
                                                                 ---------------
                                                                          14,914
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.9%
            17,562  Apria Healthcare Group Inc.(1)(2)                        460
            14,499  Express Scripts, Inc.(1)                                 727
            16,849  Healthspring Inc.(1)(2)                                  288
           101,955  Humana Inc.(1)                                         6,534
            61,108  McKesson Corp.                                         3,530
            68,573  WellCare Health Plans Inc.(1)(2)                       6,943
                                                                 ---------------
                                                                          18,482
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 0.5%
            50,333  Choice Hotels International Inc.(2)                    1,821
            30,035  McDonald's Corporation                                 1,438
                                                                 ---------------
                                                                           3,259
                                                                 ---------------
HOUSEHOLD DURABLES - 0.8%
             7,476  NVR, Inc.(1)(2)                                        4,325
            18,743  Snap-on Incorporated                                     981
                                                                 ---------------
                                                                           5,306
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.8%
            14,310  Colgate-Palmolive Co.                                    944
            38,538  Energizer Holdings Inc.(1)                             3,889
                                                                 ---------------
                                                                           4,833
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 1.6%
           154,889  AES Corp. (The)(1)                                     3,044
           111,766  TXU Corp.                                              7,292
                                                                 ---------------
                                                                          10,336
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.8%
           134,428  General Electric Co.                                   5,210
                                                                 ---------------
INSURANCE - 3.1%
            11,407  Ace, Ltd.                                                658
            99,979  American Financial Group, Inc.                         2,808
            55,508  Arch Capital Group Ltd.(1)(2)                          3,867
            95,986  Aspen Insurance Holdings Ltd.(2)                       2,347
           111,788  Axis Capital Holdings Ltd.                             4,119
            57,722  Berkley (W.R.) Corp.                                   1,698
           107,333  Endurance Specialty Holdings Ltd.                      4,014
                                                                 ---------------
                                                                          19,511
                                                                 ---------------
INTERNET & CATALOG RETAIL(3)
             2,413  Priceline.com Inc.(1)(2)                                 154
                                                                 ---------------
INTERNET SOFTWARE & SERVICES(3)
            17,868  United Online, Inc.(2)                                   252
                                                                 ---------------
IT SERVICES - 3.3%
           160,235  Accenture Ltd. Cl A                                    6,751
            11,899  Acxiom Corp.                                             299
            35,001  Electronic Data Systems Corp.                            945
           108,923  International Business
                    Machines Corp.                                        12,052

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
            33,751  Total System Services Inc.(2)                            949
                                                                 ---------------
                                                                          20,996
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.8%
            73,756  Hasbro, Inc.                                           2,067
           129,416  Mattel, Inc.                                           2,965
                                                                 ---------------
                                                                           5,032
                                                                 ---------------
MEDIA - 2.8%
           120,130  DIRECTV Group, Inc. (The)(1)                           2,692
           127,296  EchoStar Communications Corp.
                    Cl A(1)                                                5,384
            13,036  Omnicom Group Inc.                                       676
            63,739  Regal Entertainment Group
                    Cl A(2)                                                1,363
            34,296  Sinclair Broadcast Group, Inc.
                    Cl A(2)                                                  447
           213,677  Walt Disney Co. (The)                                  7,052
                                                                 ---------------
                                                                          17,614
                                                                 ---------------
MULTILINE RETAIL - 0.8%
           137,128  Big Lots, Inc.(1)(2)                                   3,546
            43,329  Dollar Tree Stores Inc.(1)                             1,658
             2,514  Kohl's Corp.(1)                                          153
                                                                 ---------------
                                                                           5,357
                                                                 ---------------
OFFICE ELECTRONICS - 0.4%
           140,435  Xerox Corp.(1)                                         2,452
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 7.9%
           112,706  Chevron Corp.                                          9,609
           112,649  ConocoPhillips                                         9,107
            83,591  EnCana Corp.(2)                                        5,097
           246,050  Exxon Mobil Corp.                                     20,946
             2,141  Holly Corp.                                              144
            66,604  Marathon Oil Corp.                                     3,677
            23,122  Valero Energy Corp.                                    1,549
                                                                 ---------------
                                                                          50,129
                                                                 ---------------
PHARMACEUTICALS - 1.3%
            99,074  Biovail Corp.                                          1,891
             4,263  Johnson & Johnson                                        258
            14,019  Merck & Co., Inc.                                        696
           232,878  Pfizer Inc.                                            5,475
                                                                 ---------------
                                                                           8,320
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.1%
             4,676  Jones Lang LaSalle Inc.                                  513
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
ROAD & RAIL - 0.5%
            10,526  Burlington Northern
                    Santa Fe Corp.                                           865
            11,939  CSX Corporation                                          566
            11,605  Norfolk Southern Corp.                                   624
             8,158  Union Pacific Corp.                                      972
                                                                 ---------------
                                                                           3,027
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 0.7%
            81,299  Amkor Technology Inc.(1)(2)                            1,005
            95,291  Applied Materials, Inc.                                2,100
           104,037  Teradyne, Inc.(1)                                      1,632
                                                                 ---------------
                                                                           4,737
                                                                 ---------------
SOFTWARE - 0.4%
            40,340  BMC Software Inc.(1)                                   1,159
            41,815  Microsoft Corporation                                  1,211
            11,753  Oracle Corp.(1)                                          225
                                                                 ---------------
                                                                           2,595
                                                                 ---------------
SPECIALTY RETAIL - 1.5%
            27,651  American Eagle Outfitters, Inc.                          671
            33,131  AutoZone, Inc.(1)                                      4,201
            21,045  Gymboree Corp.(1)(2)                                     906
            11,698  Men's Wearhouse, Inc. (The)(2)                           578
           124,748  RadioShack Corp.                                       3,135
                                                                 ---------------
                                                                           9,491
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.2%
            38,158  Washington Mutual, Inc.                                1,432
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES(3)
             1,042  United States Cellular Corp.(1)                          101
                                                                 ---------------
TOTAL COMMON STOCKS                                                      378,664
(Cost $324,314)                                                  ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) - 11.3%
   $           128  FHLMC, 7.00%, 10/1/12(5)                       $         132
             2,379  FHLMC, 4.50%, 1/1/19(5)                                2,278
               151  FHLMC, 6.50%, 1/1/28(5)                                  154
             1,188  FHLMC, 5.50%, 12/1/33(5)                               1,153
             2,652  FNMA, 5.50%,
                    settlement date 8/11/07(6)                             2,561
            16,458  FNMA, 6.00%,
                    settlement date 8/11/07(6)                            16,307
             4,921  FNMA, 6.50%,
                    settlement date 8/14/07(6)                             4,970
               160  FNMA, 6.00%, 2/1/09(5)                                   161
                18  FNMA, 6.50%, 5/1/11(5)                                    18
               207  FNMA, 7.50%, 11/1/11(5)                                  213

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
                 2  FNMA, 6.50%, 10/1/12(5)                                    2
                10  FNMA, 6.50%, 5/1/13(5)                                    10
                16  FNMA, 6.50%, 5/1/13(5)                                    16
                37  FNMA, 6.50%, 6/1/13(5)                                    37
                 8  FNMA, 6.50%, 6/1/13(5)                                     8
                38  FNMA, 6.50%, 6/1/13(5)                                    38
                16  FNMA, 6.50%, 6/1/13(5)                                    16
                 7  FNMA, 6.50%, 6/1/13(5)                                     7
               129  FNMA, 6.00%, 1/1/14(5)                                   131
               455  FNMA, 6.00%, 4/1/14(5)                                   460
               955  FNMA, 4.50%, 5/1/19(5)                                   913
             1,870  FNMA, 4.50%, 5/1/19(5)                                 1,788
             3,701  FNMA, 5.00%, 9/1/20(5)                                 3,594
                29  FNMA, 6.50%, 1/1/28(5)                                    29
               132  FNMA, 7.00%, 1/1/28(5)                                   137
               181  FNMA, 6.50%, 1/1/29(5)                                   185
               194  FNMA, 7.50%, 7/1/29(5)                                   203
                32  FNMA, 7.00%, 5/1/30(5)                                    33
                94  FNMA, 7.50%, 9/1/30(5)                                    99
               158  FNMA, 6.50%, 9/1/31(5)                                   161
                46  FNMA, 7.00%, 9/1/31(5)                                    48
               273  FNMA, 6.50%, 1/1/32(5)                                   278
               563  FNMA, 7.00%, 6/1/32(5)                                   584
               271  FNMA, 6.50%, 8/1/32(5)                                   276
             1,642  FNMA, 5.50%, 6/1/33(5)                                 1,594
             2,164  FNMA, 5.50%, 7/1/33(5)                                 2,100
             1,756  FNMA, 5.50%, 8/1/33(5)                                 1,705
             1,067  FNMA, 5.50%, 9/1/33(5)                                 1,036
             8,448  FNMA, 5.00%, 11/1/33(5)                                7,971
             7,788  FNMA, 5.50%, 1/1/34(5)                                 7,561
             5,172  FNMA, 4.50%, 9/1/35(5)                                 4,717
             5,903  FNMA, 5.00%, 2/1/36(5)                                 5,554
               241  GNMA, 7.00%, 4/20/26(5)                                  251
               131  GNMA, 7.50%, 8/15/26(5)                                  138
                36  GNMA, 7.00%, 2/15/28(5)                                   37
               112  GNMA, 7.50%, 2/15/28(5)                                  117
                60  GNMA, 7.00%, 12/15/28(5)                                  63
                55  GNMA, 8.00%, 12/15/29(5)                                  59
               285  GNMA, 7.00%, 5/15/31(5)                                  298
             1,755  GNMA, 5.50%, 11/15/32(5)                               1,715
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                                71,916
(Cost $73,088)                                                   ---------------

U.S. TREASURY SECURITIES - 8.7%
             1,640  U.S. Treasury Bonds,
                    8.125%, 8/15/19(2)(5)                                  2,113
             1,165  U.S. Treasury Bonds,
                    8.125%, 8/15/21(2)(5)                                  1,530
             4,200  U.S. Treasury Bonds,
                    7.125%, 2/15/23(2)(5)                                  5,147
             6,515  U.S. Treasury Bonds,
                    6.125%, 11/15/27(5)                                    7,443
               310  U.S. Treasury Bonds,
                    6.25%, 5/15/30(2)(5)                                     364
               962  U.S. Treasury Bonds,
                    4.50%, 2/15/36(2)(5)                                     900
             6,500  U.S. Treasury Notes,
                    4.625%, 10/31/11(2)(5)                                 6,511
             7,000  U.S. Treasury Notes,
                    4.50%, 4/30/12(2)(5)                                   6,970
             7,580  U.S. Treasury Notes,
                    4.875%, 6/30/12(2)(5)                                  7,670
             4,000  U.S. Treasury Notes,
                    4.25%, 8/15/14(2)(5)                                   3,890
             7,600  U.S. Treasury Notes,
                    4.50%, 11/15/15(2)(5)                                  7,463

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
             3,138  U.S. Treasury Notes,
                    4.625%, 2/15/17(2)(5)                                  3,099
             2,420  U.S. Treasury Notes,
                    4.50%, 5/15/17(2)(5)                                   2,369
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                            55,469
(Cost $55,451)                                                   ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 7.6%
             3,200  FHLB, 4.875%, 8/22/07(5)                               3,199
             3,800  FHLB, 4.625%, 2/1/08(5)                                3,788
             2,475  FHLMC, 5.00%, 9/16/08(5)                               2,475
             9,370  FHLMC, 5.25%, 5/21/09(2)(5)                            9,424
             2,660  FHLMC, 5.75%, 1/15/12(2)(5)                            2,727
             4,030  FHLMC, 4.75%, 1/19/16(2)(5)                            3,881
             4,970  FNMA, 4.75%, 8/3/07(5)                                 4,970
             3,800  FNMA, 6.625%, 9/15/09(2)(5)                            3,929
             2,300  FNMA, 4.375%, 7/17/13(2)(5)                            2,204
             4,815  FNMA, 5.375%, 6/12/17(2)(5)                            4,820
             7,200  FNMA, 5.80%, 2/9/26(5)                                 7,094
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                   48,511
(Cost $48,670)                                                   ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(4) - 6.1%
             2,455  Banc of America Alternative Loan
                    Trust, Series 2007-2, Class 2A4,
                    5.75%, 6/25/37(5)                                      2,439
            13,079  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.80%, 8/1/07(5)                                         238
             2,169  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38(5)                       2,093
            16,394  Bear Stearns Commercial
                    Mortgage Securities Trust
                    STRIPS - COUPON, Series
                    2004 T16, Class X2, VRN,
                    0.91%, 8/1/07(5)                                         484
             1,650  Bear Stearns Commercial
                    Mortgage Securities Trust,
                    Series 2006 BBA7, Class A1,
                    VRN, 5.43%, 8/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.11% with no caps
                    (Acquired 6/5/06,
                    Cost $1,650,316)(5)(7)                                 1,650
             2,900  Bear Stearns Commercial
                    Mortgage Securities Trust,
                    Series 2006 PW14, Class A4 SEQ,
                    5.20%, 12/1/38(5)                                      2,751
                84  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1,
                    VRN, 5.42%, 8/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.10% with no caps
                    (Acquired 3/18/05,
                    Cost $83,774)(5)(7)                                       84
               325  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 FL11, Class A1,
                    VRN, 5.47%, 8/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.15% with no caps
                    (Acquired 11/18/05,
                    Cost $324,837)(5)(7)                                     325
             5,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2002 CKP1, Class B,
                    6.57%, 12/15/35(5)                                     5,202
             1,601  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2003 AR28, Class 2A1,
                    4.41%, 12/25/33(5)                                     1,606
             1,200  Credit Suisse Mortgage Capital
                    Certificates, Series 2007 TF2A,
                    Class A1, VRN, 5.50%, 4/15/22,
                    resets monthly off the 1-month
                    LIBOR plus 0.18% with no caps                          1,200
               305  FHLMC, Series 77, Class H,
                    8.50%, 9/15/20(5)                                        326

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
               530  FHLMC, Series 2541, Class EA,
                    5.00%, 3/1/16(5)                                         527
             2,116  FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15(5)                                      2,101
             1,217  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14(5)                                     1,205
             3,027  FNMA, Series 2005-63, Class
                    HA SEQ, 5.00%, 4/25/23(5)                              2,981
             3,500  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(5)                        3,420
               678  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 5.41%, 8/6/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with no caps
                    (Acquired 12/14/06,
                    Cost $677,627)(5)(7)                                     678
               866  GS Mortgage Securities Corp. II,
                    Series 2007 EOP, Class A1 VRN,
                    5.41%, 8/6/07, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with no caps(5)                                    866
             1,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    VRN, 4.57%, 8/13/07(5)                                   987
             1,340  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class A2
                    SEQ, 4.82%, 4/15/30(5)                                 1,321
             3,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30(5)                                 2,901
               324  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    5.40%, 8/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps
                    (Acquired 8/7/06,
                    Cost $324,059)(5)(7)                                     324
               129  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33(5)                                              131
               822  Merrill Lynch Floating Trust,
                    Series 2006-1, Class A1, VRN,
                    5.39%, 8/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps (Acquired
                    10/31/06, Cost $822,317)(5)(7)                           822
               915  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 5.44%, 8/27/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps(5)                               914
               895  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45(5)                              865
               875  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2005 AR4, Class A3,
                    4.59%, 4/25/35(5)                                        862
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                      39,303
(Cost $39,758)                                                   ---------------

CORPORATE BONDS - 5.7%
AEROSPACE & DEFENSE - 0.3%
               532  Honeywell International Inc.,
                    5.30%, 3/15/17(5)                                        511
               378  Lockheed Martin Corp.,
                    6.15%, 9/1/36(5)                                         378
               530  United Technologies Corp.,
                    4.375%, 5/1/10(5)                                        519
               454  United Technologies Corp.,
                    6.05%, 6/1/36(5)                                         449
                                                                 ---------------
                                                                           1,857
                                                                 ---------------
AUTOMOBILES - 0.1%
               330  DaimlerChrysler N.A. Holding
                    Corp., 6.50%, 11/15/13(5)                                339
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
BEVERAGES - 0.2%
               421  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 1/6/04,
                    Cost $427,829)(5)(7)                                     415
               670  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $669,524)(5)(7)                                     685
                                                                 ---------------
                                                                           1,100
                                                                 ---------------
BIOTECHNOLOGY - 0.1%
               457  Genentech, Inc.,
                    4.75%, 7/15/15(5)                                        428
                                                                 ---------------
CAPITAL MARKETS - 0.1%
               331  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10(5)                                         323
               609  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10(5)                                         597
                                                                 ---------------
                                                                             920
                                                                 ---------------
COMMERCIAL BANKS - 0.4%
               455  Capital One Financial Corp.,
                    5.70%, 9/15/11(5)                                        453
               450  PNC Bank N.A.,
                    4.875%, 9/21/17(5)                                       414
               328  PNC Funding Corp.,
                    5.125%, 12/14/10(5)                                      326
               373  Wachovia Bank N.A.,
                    4.80%, 11/1/14(5)                                        350
               583  Wachovia Bank N.A.,
                    4.875%, 2/1/15(5)                                        546
               516  Wells Fargo & Co.,
                    4.625%, 8/9/10(5)                                        506
                                                                 ---------------
                                                                           2,595
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES(3)
               100  Deluxe Corp., 7.375%, 6/1/15
                    (Acquired 5/9/07,
                    Cost $101,500)(2)(7)                                      98
                                                                 ---------------
CONSUMER FINANCE(3)
               250  American Express Centurion Bank,
                    4.375%, 7/30/09(5)                                       247
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.7%
               820  Bank of America Corp.,
                    4.375%, 12/1/10(5)                                       797
               420  Bank of America N.A.,
                    5.30%, 3/15/17(5)                                        400
               360  Bank of America N.A.,
                    6.00%, 10/15/36(5)                                       344
               722  Citigroup Inc., 5.00%, 9/15/14(5)                        687
               279  Citigroup Inc., 6.125%, 8/25/36(5)                       271
               340  General Electric Capital Corp.,
                    6.125%, 2/22/11(5)                                       349
               516  John Deere Capital Corp.,
                    4.50%, 8/25/08(5)                                        511
               532  John Deere Capital Corp.,
                    5.50%, 4/13/17(2)(5)                                     522
               405  Lehman Brothers Holdings Inc.,
                    6.50%, 7/19/17(5)                                        398
                                                                 ---------------
                                                                           4,279
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.5%
               517  AT&T Corp., 7.30%, 11/15/11(5)                           553
               350  AT&T Inc., 6.80%, 5/15/36(2)(5)                          363
                70  BellSouth Corp.,
                    6.875%, 10/15/31(5)                                       72

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
               219  Embarq Corp., 7.08%, 6/1/16(5)                           219
               100  Embarq Corp., 8.00%, 3/1/36(5)                            99
               120  Qwest Corp., 7.875%, 9/1/11(5)                           122
               120  Qwest Corp., 7.50%, 10/1/14(5)                           118
               490  Telecom Italia Capital SA,
                    4.00%, 1/15/10(5)                                        473
               220  Telecom Italia Capital SA,
                    5.25%, 10/1/15                                           205
               280  Telefonica Emisones SAu,
                    7.05%, 6/20/36(5)                                        286
               304  Verizon Communications Inc.,
                    5.55%, 2/15/16(5)                                        296
               216  Verizon Communications Inc.,
                    6.25%, 4/1/37(2)(5)                                      208
                                                                 ---------------
                                                                           3,014
                                                                 ---------------
ELECTRIC UTILITIES - 0.3%
               420  Carolina Power & Light Co.,
                    5.15%, 4/1/15(5)                                         407
               529  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08(5)                                  532
               401  Cleveland Electric Illuminating Co.
                    (The), 5.70%, 4/1/17(5)                                  389
               266  Florida Power Corp.,
                    4.50%, 6/1/10(5)                                         261
               345  Southern California Edison Co.,
                    5.625%, 2/1/36(5)                                        323
               190  Toledo Edison Co.,
                    6.15%, 5/15/37(5)                                        178
                                                                 ---------------
                                                                           2,090
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.2%
               230  CVS Caremark Corp.,
                    5.75%, 6/1/17(5)                                         221
               449  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10(5)                                        436
               145  Wal-Mart Stores, Inc.,
                    7.55%, 2/15/30(5)                                        167
               468  Wal-Mart Stores, Inc.,
                    5.25%, 9/1/35(5)                                         411
                                                                 ---------------
                                                                           1,235
                                                                 ---------------
FOOD PRODUCTS - 0.1%
               690  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05-10/17/06,
                    Cost $676,184)(5)(7)                                     676
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
               710  Baxter Finco BV,
                    4.75%, 10/15/10(2)(5)                                    699
               500  Baxter International Inc.,
                    5.90%, 9/1/16(5)                                         502
                                                                 ---------------
                                                                           1,201
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.1%
               540  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13(5)                                        523
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.1%
               230  Kimberly-Clark Corp.,
                    6.125%, 8/1/17                                           232
               320  Procter & Gamble Co. (The),
                    5.55%, 3/5/37(5)                                         303
                                                                 ---------------
                                                                             535
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.2%
             1,208  General Electric Co.,
                    5.00%, 2/1/13(5)                                       1,181
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
INSURANCE - 0.2%
               560  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $558,902)(5)(7)                                     553
               423  Hartford Financial Services
                    Group Inc. (The), 5.375%,
                    3/15/17(5)                                               408
               270  Prudential Financial, Inc.,
                    5.40%, 6/13/35(5)                                        238
               230  Travelers Companies, Inc. (The),
                    6.25%, 6/15/37(5)                                        222
                                                                 ---------------
                                                                           1,421
                                                                 ---------------
MACHINERY(3)
               230  Atlas Copco AB, 5.60%, 5/22/17
                    (Acquired 5/15/07,
                    Cost $229,897)(5)(7)                                     224
                                                                 ---------------
MEDIA - 0.4%
               489  Comcast Corp., 5.90%, 3/15/16(5)                         477
               271  News America Holdings,
                    7.75%, 1/20/24(5)                                        296
               680  Rogers Cable Inc.,
                    6.25%, 6/15/13(5)                                        685
               650  Time Warner Cable Inc., 5.40%,
                    7/2/12 (Acquired 4/4/07-6/27/07,
                    Cost $647,166)(5)(7)                                     641
               330  Time Warner Cable Inc., 6.55%,
                    5/1/37 (Acquired 4/4/07,
                    Cost $327,875)(5)(7)                                     316
               195  Time Warner Inc.,
                    5.50%, 11/15/11(5)                                       194
                70  Time Warner Inc.,
                    7.625%, 4/15/31(5)                                        75
                                                                 ---------------
                                                                           2,684
                                                                 ---------------
METALS & MINING - 0.1%
               470  Xstrata Finance Canada Ltd.,
                    5.50%, 11/16/11 (Acquired
                    11/8/06-11/17/06,
                    Cost $470,324)(5)(7)                                     467
               197  Xstrata Finance Canada Ltd.,
                    5.80%, 11/15/16 (Acquired
                    11/8/06, Cost $196,513)(5)(7)                            194
                                                                 ---------------
                                                                             661
                                                                 ---------------
MULTI-UTILITIES - 0.3%
               330  CenterPoint Energy Resources
                    Corp., 6.25%, 2/1/37(5)                                  320
               454  Consolidated Edison Co. of
                    New York, Inc., 5.50%, 9/15/16(5)                        444
               645  Dominion Resources Inc.,
                    4.125%, 2/15/08(5)                                       641
               258  Dominion Resources Inc.,
                    4.75%, 12/15/10(5)                                       253
               270  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34(5)                                         263
               163  Pacific Gas & Electric Co.,
                    5.80%, 3/1/37(5)                                         153
                                                                 ---------------
                                                                           2,074
                                                                 ---------------
MULTILINE RETAIL(3)
               175  Federated Retail Holdings, Inc.,
                    5.35%, 3/15/12(5)                                        174
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.6%
               260  Canadian Natural Resources Ltd.,
                    5.70%, 5/15/17(5)                                        252
               259  Devon Financing Corp., ULC,
                    7.875%, 9/30/31(5)                                       301

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
               785  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10(5)                                         774
               261  Enterprise Products Operating L.P.,
                    6.65%, 10/15/34(2)(5)                                    257
               340  Nexen Inc., 6.40%, 5/15/37(5)                            329
               613  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11(5)                                 622
               270  Tesoro Corp., 6.25%,
                    11/1/12(2)(5)                                            262
               200  Tesoro Corp., 6.50%, 6/1/17
                    (Acquired 5/23/07,
                    Cost $200,000)(2)(5)(7)                                  190
               200  Williams Companies, Inc. (The),
                    8.75%, 3/15/32(5)                                        222
               342  XTO Energy Inc.,
                    5.30%, 6/30/15(5)                                        328
               272  XTO Energy Inc.,
                    6.10%, 4/1/36(5)                                         256
                                                                 ---------------
                                                                           3,793
                                                                 ---------------
PHARMACEUTICALS - 0.2%
               450  Abbott Laboratories,
                    5.875%, 5/15/16(5)                                       451
               532  Wyeth, 5.95%, 4/1/37(5)                                  507
                                                                 ---------------
                                                                             958
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
               490  ProLogis, 5.625%, 11/15/16(5)                            478
                                                                 ---------------
SOFTWARE - 0.1%
               254  Intuit Inc., 5.75%, 3/15/17(5)                           244
               545  Oracle Corp., 5.00%, 1/15/11(5)                          538
                                                                 ---------------
                                                                             782
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE(3)
               120  Residential Capital LLC,
                    6.50%, 6/1/12(5)                                         109
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.1%
               367  Nextel Communications Inc.,
                    5.95%, 3/15/14(5)                                        341
               313  Vodafone Group plc,
                    5.625%, 2/27/17(2)(5)                                    299
                                                                 ---------------
                                                                             640
                                                                 ---------------
TOTAL CORPORATE BONDS                                                     36,316
(Cost $37,115)                                                   ---------------

ASSET-BACKED SECURITIES(4) - 1.8%
               377  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    5.38%, 8/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps(5)                                    377
               764  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    5.36%, 8/27/07, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(5)                                    764
               696  Argent Securities Inc., Series
                    2006 M3, Class A2A, VRN, 5.37%,
                    8/27/07, resets monthly off the
                    1-month LIBOR plus 0.05%
                    with no caps(5)                                          696

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
             1,094  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 5.38%, 8/15/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with
                    no caps(5)                                             1,095
             2,500  Citibank Credit Card Issuance
                    Trust, Series 2007 A2, VRN,
                    5.35%, 8/21/07, resets quarterly
                    off the 3-month LIBOR minus
                    0.01% with no caps(5)                                  2,502
                11  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 5.39%,
                    8/15/07, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps(5)                                                11
               286  Countrywide Asset-Backed
                    Certificates, Series 2006 BC2,
                    Class 2A1, VRN, 5.36%, 8/27/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with
                    no caps(5)                                               286
               224  Countrywide Asset-Backed
                    Certificates, Series 2006-6,
                    Class 2A1, VRN, 5.39%, 8/27/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.07% with
                    no caps(5)                                               224
               828  Countrywide Asset-Backed
                    Certificates, Series 2006-22,
                    Class 2A1, VRN, 5.37%, 8/27/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.05% with
                    no caps(5)                                               829
             1,137  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2006 FF11, Class 2A1, VRN,
                    5.36%, 8/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(5)                                  1,138
               101  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 5.38%, 8/27/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps(5)                               101
               122  Long Beach Mortgage Loan Trust,
                    Series 2006-2, Class 2A1, VRN,
                    5.39%, 8/27/07, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps(5)                                    122
               880  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    5.36%, 8/27/07, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(5)                                    879
               220  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34(5)                                        203
                93  SLC Student Loan Trust, Series
                    2006-2, Class A1, VRN, 5.34%,
                    9/17/07, resets quarterly off the
                    3-month LIBOR minus 0.02%
                    with no caps(5)                                           93
               602  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 5.35%,
                    10/25/07, resets quarterly off the
                    3-month LIBOR minus 0.01% with
                    no caps(5)                                               602
               750  SLM Student Loan Trust, Series
                    2006-10, Class A2, VRN, 5.37%,
                    10/25/07, resets quarterly off the
                    3-month LIBOR plus 0.01% with
                    no caps(5)                                               750
               982  Soundview Home Equity Loan
                    Trust, Series 2006-3, Class A1,
                    VRN, 5.36%, 8/27/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(5)                               982
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                             11,654
(Cost $11,669)                                                   ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.1%
               145  Hydro Quebec, 8.40%, 1/15/22(5)                          185

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
               575  Province of Quebec,
                    5.00%, 7/17/09(5)                                        575
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                       760
(Cost $753)                                                      ---------------

MUNICIPAL SECURITIES - 0.1%
               800  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33(5)                                         739
                                                                 ---------------
(Cost $804)

TEMPORARY CASH INVESTMENTS - 3.3%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 8.875%, 2/15/19,
valued at $21,386), in a joint trading account
at 5.10%, dated 7/31/07, due 8/1/07
(Delivery value $21,003)(5)                                               21,000
                                                                 ---------------
(Cost $21,000)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(8) - 19.7%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.36%, dated 7/31/07,
due 8/1/07 (Delivery value $10,001)                                       10,000

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 5.30%, dated 7/31/07, due 8/1/07
(Delivery value $15,709)                                                  15,707

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
5.29%, dated 7/31/07, due 8/1/07
(Delivery value $25,004)                                                  25,000

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.375%, dated 7/31/07, due 8/1/07
(Delivery value $75,011)                                                  75,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                            125,707
(Cost $125,707)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 123.7%                                     790,039
                                                                 ---------------
(Cost $738,329)

OTHER ASSETS AND LIABILITIES - (23.7)%                                 (151,413)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $     638,626
                                                                 ===============

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                                          ($ IN THOUSANDS)
                                    Expiration     Underlying Face   Unrealized
Contracts Purchased                    Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
353  U.S. Treasury 2-Year Notes   September 2007      $ 72,344         $  341
720  U.S. Treasury 5-Year Notes   September 2007        75,937            765
                                                  ------------------------------
                                                      $148,281         $1,106
                                                  ==============================

                                                          ($ IN THOUSANDS)
                                    Expiration     Underlying Face   Unrealized
Contracts Sold                         Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
100  U.S. Long Bond               September 2007       $11,006         $ (98)
556  U.S. Treasury 10-Year Notes  September 2007        59,726          (519)
                                                  ------------------------------
                                                       $70,732         $(617)
                                                  ==============================

SWAP AGREEMENTS
Notional                                                             Unrealized
Amount            Description of Agreement        Expiration Date    Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$   575           Pay quarterly a fixed rate      March 2012             $ 34
                  equal to 0.46% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of Centex Corp., par value
                  of the proportional notional
                  amount.
  1,570           Pay quarterly a fixed rate      March 2012               81
                  equal to 0.55% multiplied by
                  the notional amount and
                  receive from Deutsche Bank
                  Securities Inc. upon each
                  default event of Lennar Corp.,
                  par value of the proportional
                  notional amount.
  9,700           Pay quarterly a fixed rate      June 2012               161
                  equal to 0.35% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of one of the issues of Dow
                  Jones CDX N.A. Investment
                  Grade 8, par value of the
                  proportional notional amount.
  3,600           Pay quarterly a fixed rate      June 2012                 8
                  equal to 0.57% multiplied by
                  the notional amount and
                  receive from Deutsche Bank
                  AG upon each default event
                  of Darden Restaurants, Inc.,
                  par value of the proportional
                  notional amount.
  2,650           Pay quarterly a fixed rate      March 2017                9
                  equal to 0.12% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of Pfizer Inc., par value
                  of the proportional notional
                  amount.
                                                                   -------------
                                                                         $293
                                                                   =============

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
CDX = Credit Derivative Indexes
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective July 31, 2007.
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of July 31, 2007. The aggregate value of securities on loan at July 31, 2007, was $124,969.
(3) Industry is less than 0.05% of total net assets.
(4) Final maturity indicated, unless otherwise noted.
(5) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.
(6) Forward commitment.
(7) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at July 31, 2007 was $8,342 (in thousands), which represented 1.3% of total net assets.
(8) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The total value of all collateral received at July 31, 2007 was $127,707.

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
                                ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                        $738,871
                                                                 ===============
Gross tax appreciation of investments                                  $ 65,442
Gross tax depreciation of investments                                   (14,274)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                     $ 51,168
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VEEDOT(reg.sm) FUND
JULY 31, 2007

[american century investments logo and text logo]

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.5%
AEROSPACE & DEFENSE - 3.7%
            16,500  Boeing Co.                                    $    1,706,595
            36,000  Ladish Co., Inc.(1)                                1,745,640
            22,000  Precision Castparts Corp.                          3,015,320
                                                                 ---------------
                                                                       6,467,555
                                                                 ---------------
AUTO COMPONENTS - 2.7%
           105,500  Amerigon Inc.(1)                                   1,695,385
            46,500  Drew Industries Inc.(1)                            1,617,270
           190,500  Exide Technologies(1)                              1,388,745
                                                                 ---------------
                                                                       4,701,400
                                                                 ---------------
BEVERAGES - 2.1%
            35,000  Coca-Cola Company (The)                            1,823,850
            39,000  Coca-Cola FEMSA,
                    SAB de CV ADR                                      1,771,770
                                                                 ---------------
                                                                       3,595,620
                                                                 ---------------
BIOTECHNOLOGY - 1.0%
            31,000  Alexion Pharmaceuticals Inc.(1)                    1,802,960
                                                                 ---------------
CAPITAL MARKETS - 2.8%
            11,000  BlackRock, Inc.                                    1,754,500
            10,000  Deutsche Bank AG                                   1,362,800
            68,000  OptionsXpress Holdings, Inc.                       1,700,680
                                                                 ---------------
                                                                       4,817,980
                                                                 ---------------
CHEMICALS - 2.0%
            32,000  Terra Nitrogen Co. L.P.                            3,511,360
                                                                 ---------------
COMMERCIAL BANKS - 1.1%
            81,500  Lakeland Financial Corp.                           1,849,235
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.1%
            28,500  Huron Consulting Group Inc.(1)                     1,936,005
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 7.4%
            37,000  Blue Coat Systems, Inc.(1)                         1,803,010
            41,000  CommScope, Inc.(1)                                 2,231,630
            61,500  Juniper Networks, Inc.(1)                          1,842,540
            63,500  Plantronics, Inc.                                  1,779,270
             8,500  Research In Motion Ltd.(1)                         1,819,000
            86,500  Sierra Wireless, Inc.(1)                           1,959,225
            73,500  Silicom Ltd.(1)                                    1,472,940
                                                                 ---------------
                                                                      12,907,615
                                                                 ---------------

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 1.4%
           112,000  Novatel Wireless, Inc.(1)                          2,411,360
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.1%
            17,500  Foster Wheeler Ltd.(1)                             1,966,825
                                                                 ---------------
CONTAINERS & PACKAGING - 1.2%
            53,000  Owens-Illinois Inc.(1)                             2,118,940
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.8%
            31,500  JPMorgan Chase & Co.                               1,386,315
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.2%
            75,500  Cogent Communications
                    Group, Inc.(1)                                     2,165,340
                                                                 ---------------
ELECTRIC UTILITIES - 0.9%
            64,000  Reliant Energy, Inc.(1)                            1,643,520
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.2%
           126,500  GrafTech International Ltd.(1)                     1,959,485
            31,000  Woodward Governor Co.                              1,790,250
                                                                 ---------------
                                                                       3,749,735
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 4.3%
            72,500  Agilysys Inc.                                      1,392,725
           119,000  Echelon Corp.(1)                                   2,347,870
            84,500  LG.Philips LCD Co., Ltd. ADR(1)                    1,952,795
           113,500  Methode Electronics, Inc.                          1,835,295
                                                                 ---------------
                                                                       7,528,685
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.1%
           177,000  ENGlobal Corp.(1)                                  1,865,580
            16,000  Transocean Inc.(1)                                 1,719,200
                                                                 ---------------
                                                                       3,584,780
                                                                 ---------------
FOOD PRODUCTS - 3.9%
            92,500  Cal-Maine Foods, Inc.                              1,679,800
            67,000  Fresh Del Monte Produce Inc.(1)                    1,718,550
            37,500  Sanderson Farms Inc.                               1,495,125
            19,500  Wimm-Bill-Dann Foods OJSC ADR                      1,833,000
                                                                 ---------------
                                                                       6,726,475
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 6.4%
            69,000  Align Technology Inc.(1)                           1,800,900

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            33,000  Arthrocare Corp.(1)                                1,670,460
            65,000  Cynosure Inc. Cl A(1)                              2,029,300
             9,000  Intuitive Surgical Inc.(1)                         1,913,490
            29,500  Kinetic Concepts Inc.(1)                           1,813,660
           119,000  Synovis Life Technologies Inc.(1)                  1,869,490
                                                                 ---------------
                                                                      11,097,300
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.1%
            61,500  American Dental Partners Inc.(1)                   1,578,705
            34,000  Chemed Corp.                                       2,151,520
            44,000  Emergency Medical
                    Services Corp. Cl A(1)                             1,716,440
                                                                 ---------------
                                                                       5,446,665
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.9%
            49,500  Riviera Holdings Corp.(1)                          1,499,850
                                                                 ---------------
HOUSEHOLD DURABLES - 1.0%
           145,000  Champion Enterprises, Inc.(1)                      1,699,400
                                                                 ---------------
INSURANCE - 1.5%
            61,500  Life Partners Holdings, Inc.                       2,654,955
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.9%
           143,500  Audible Inc.(1)                                    1,529,710
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.5%
           193,000  China Finance
                    Online Co. Ltd. ADR(1)                             2,061,240
            83,500  Vocus Inc.(1)                                      2,345,515
                                                                 ---------------
                                                                       4,406,755
                                                                 ---------------
IT SERVICES - 1.9%
            15,500  International Business
                    Machines Corp.                                     1,715,075
           232,000  Sapient Corp.(1)                                   1,654,160
                                                                 ---------------
                                                                       3,369,235
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.9%
            45,000  Steinway Musical
                    Instruments, Inc.                                  1,506,150
            90,000  Sturm, Ruger & Co., Inc.(1)                        1,757,700
                                                                 ---------------
                                                                       3,263,850
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.8%
            49,000  PharmaNet Development
                    Group, Inc.(1)                                     1,372,000
                                                                 ---------------

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MACHINERY - 6.1%
            34,000  Astec Industries Inc.(1)                           1,773,780
            54,500  Badger Meter Inc.                                  1,833,925
            15,000  Cummins Inc.                                       1,780,500
            50,500  Greenbrier Companies Inc.                          1,685,185
            80,500  Tecumseh Products Cl A(1)                          1,853,915
            23,000  Valmont Industries, Inc.                           1,738,570
                                                                 ---------------
                                                                      10,665,875
                                                                 ---------------
MARINE - 7.9%
            95,000  Diana Shipping Inc.                                2,664,750
            73,500  DryShips Inc.                                      4,213,020
           125,500  Euroseas Ltd.                                      1,852,380
            52,000  Seaspan Corp.                                      1,840,800
            78,500  TBS International Ltd. Cl A(1)                     3,012,045
                                                                 ---------------
                                                                      13,582,995
                                                                 ---------------
METALS & MINING - 5.2%
            50,500  AK Steel Holding Corp.(1)                          2,018,485
            27,500  Arcelor Mittal Cl A
                    New York Shares                                    1,678,050
            43,000  Cia Vale do Rio Doce ADR                           2,107,430
            29,000  Southern Copper Corp.                              3,268,590
                                                                 ---------------
                                                                       9,072,555
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.2%
            42,000  Alon USA Energy, Inc.                              1,498,140
            46,500  Contango Oil & Gas Co.(1)                          1,634,940
            39,000  Frontline Ltd.                                     1,795,560
            43,000  Western Refining Inc.                              2,386,500
                                                                 ---------------
                                                                       7,315,140
                                                                 ---------------
PERSONAL PRODUCTS - 0.9%
            26,500  Chattem, Inc.(1)                                   1,488,240
                                                                 ---------------
PHARMACEUTICALS - 2.0%
            16,500  Novo-Nordisk AS ADR                                1,731,015
            39,500  XenoPort, Inc.(1)                                  1,686,255
                                                                 ---------------
                                                                       3,417,270
                                                                 ---------------
ROAD & RAIL - 1.0%
           101,500  USA Truck, Inc.(1)                                 1,814,820
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.2%
           302,500  EMCORE Corp.(1)                                    2,341,350

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            81,500  Zoran Corp.(1)                                     1,536,275
                                                                 ---------------
                                                                       3,877,625
                                                                 ---------------
SOFTWARE - 3.4%
            81,500  Shanda Interactive
                    Entertainment Ltd. ADR(1)                          2,343,940
            73,000  VASCO Data Security
                    International, Inc.(1)                             1,932,310
            76,000  Versant Corp.(1)                                   1,653,000
                                                                 ---------------
                                                                       5,929,250
                                                                 ---------------
SPECIALTY RETAIL - 0.8%
           206,000  Pier 1 Imports, Inc.                               1,343,120
                                                                 ---------------
TOBACCO - 0.9%
            29,500  Universal Corp.                                    1,628,695
                                                                 ---------------
TOTAL COMMON STOCKS                                                  171,347,010
(Cost $148,047,075)                                              ---------------

TEMPORARY CASH INVESTMENTS - 7.9%
        $5,100,000  FHLB Discount Notes,
                    5.09%, 8/1/07(2)                                   5,100,000

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 4.625%, 7/31/12,
valued at $8,864,294), in a joint trading
account at 5.00%, dated 7/31/07, due 8/1/07
(Delivery value $8,701,208)                                            8,700,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      13,800,000
(Cost $13,800,000)                                               ---------------

TOTAL INVESTMENT SECURITIES - 106.4%                                 185,147,010
                                                                 ---------------
(Cost $161,847,075)

OTHER ASSETS AND LIABILITIES - (6.4)%                               (11,135,465)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  174,011,545
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
OJSC = Open Joint Stock Company
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As July 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $161,847,075
                                                                 ===============
Gross tax appreciation of investments                              $ 27,105,904
Gross tax depreciation of investments                                (3,805,969)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 23,299,935
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CAPITAL VALUE FUND
JULY 31, 2007

[american century investments logo and text logo]

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8%
AEROSPACE & DEFENSE - 1.0%
            65,300  Northrop Grumman Corp.                         $   4,969,330
                                                                 ---------------
BEVERAGES - 2.1%
           121,800  Coca-Cola Company (The)                            6,346,998
           130,400  Pepsi Bottling Group Inc.                          4,363,184
                                                                 ---------------
                                                                      10,710,182
                                                                 ---------------
BIOTECHNOLOGY - 0.5%
            49,200  Amgen Inc.(1)                                      2,644,008
                                                                 ---------------
CAPITAL MARKETS - 3.8%
           117,641  Bank of New York
                    Mellon Corp. (The)                                 5,005,625
           101,400  Merrill Lynch & Co., Inc.                          7,523,880
           113,200  Morgan Stanley                                     7,230,084
                                                                 ---------------
                                                                      19,759,589
                                                                 ---------------
CHEMICALS - 2.2%
           102,900  du Pont (E.I.) de Nemours & Co.                    4,808,517
            84,900  PPG Industries, Inc.                               6,475,323
                                                                 ---------------
                                                                      11,283,840
                                                                 ---------------
COMMERCIAL BANKS - 6.0%
            99,500  National City Corp.(2)                             2,924,305
            48,700  PNC Financial Services Group                       3,245,855
           208,200  U.S. Bancorp                                       6,235,590
           162,100  Wachovia Corp.                                     7,652,741
           324,300  Wells Fargo & Co.                                 10,951,611
                                                                 ---------------
                                                                      31,010,102
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.5%
            12,900  Avery Dennison Corp.                                 791,286
            88,000  R.R. Donnelley & Sons Company                      3,718,880
            86,400  Waste Management, Inc.                             3,285,792
                                                                 ---------------
                                                                       7,795,958
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.2%
            70,500  Motorola, Inc.                                     1,197,795
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.5%
           166,100  Hewlett-Packard Co.                                7,645,583
                                                                 ---------------

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 0.3%
            56,600  Discover Financial Services(1)                     1,304,630
                                                                 ---------------
DIVERSIFIED - 1.4%
            50,000  Standard and Poor's
                    500 Depositary Receipt(2)                          7,272,500
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.5%
           134,800  H&R Block, Inc.(2)                                 2,689,260
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 10.2%
           377,100  Bank of America Corp.                             17,882,082
           492,700  Citigroup Inc.                                    22,945,039
           268,500  JPMorgan Chase & Co.                              11,816,685
                                                                 ---------------
                                                                      52,643,806
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 4.6%
           406,688  AT&T Inc.                                         15,925,902
           187,600  Verizon Communications Inc.                        7,995,512
                                                                 ---------------
                                                                      23,921,414
                                                                 ---------------
ELECTRIC UTILITIES - 2.7%
           104,200  Exelon Corporation                                 7,309,630
           139,100  PPL Corporation                                    6,557,174
                                                                 ---------------
                                                                      13,866,804
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.4%
            51,375  Tyco Electronics Ltd.(1)                           1,840,253
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.4%
            19,100  National Oilwell Varco, Inc.(1)                    2,294,101
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.7%
           121,700  Kroger Co. (The)                                   3,159,332
           116,700  Wal-Mart Stores, Inc.                              5,362,365
                                                                 ---------------
                                                                       8,521,697
                                                                 ---------------
FOOD PRODUCTS - 1.1%
           191,000  Unilever N.V. New York Shares                      5,779,660
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
            31,500  Medtronic, Inc.                                    1,596,105
                                                                 ---------------

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 0.3%
            28,800  Quest Diagnostics Inc.(2)                          1,597,536
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.8%
            81,100  McDonald's Corporation                             3,882,257
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
           129,800  Newell Rubbermaid Inc.                             3,433,210
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.7%
           298,500  General Electric Co.                              11,569,860
            51,375  Tyco International Ltd.                            2,429,524
                                                                 ---------------
                                                                      13,999,384
                                                                 ---------------
INSURANCE - 6.4%
           113,600  Allstate Corp.                                     6,037,840
           163,300  American International Group, Inc.                10,480,594
            67,300  Hartford Financial Services
                    Group Inc. (The)                                   6,182,851
            81,600  Loews Corp.                                        3,867,840
           102,300  Marsh & McLennan
                    Companies, Inc.(2)                                 2,818,365
            54,600  Torchmark Corp.(2)                                 3,360,084
                                                                 ---------------
                                                                      32,747,574
                                                                 ---------------
IT SERVICES - 1.7%
            43,100  Fiserv, Inc.(1)                                    2,130,002
            60,800  International Business
                    Machines Corp.                                     6,727,520
                                                                 ---------------
                                                                       8,857,522
                                                                 ---------------
MACHINERY - 3.5%
            37,300  Caterpillar Inc.                                   2,939,240
            28,700  Deere & Co.                                        3,456,054
            75,700  Dover Corp.                                        3,860,700
            88,800  Ingersoll-Rand Company Ltd. Cl A                   4,468,416
            35,300  Parker-Hannifin Corp.                              3,483,404
                                                                 ---------------
                                                                      18,207,814
                                                                 ---------------
MEDIA - 3.7%
           112,900  Gannett Co., Inc.(2)                               5,633,710
           477,300  Time Warner Inc.                                   9,192,798
           105,300  Viacom Inc. Cl B(1)                                4,032,990
                                                                 ---------------
                                                                      18,859,498
                                                                 ---------------
METALS & MINING - 0.4%
            40,000  Nucor Corp.(2)                                     2,008,000
                                                                 ---------------

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MULTI-UTILITIES - 0.5%
           142,400  NiSource Inc.(2)                                   2,715,568
                                                                 ---------------
OFFICE ELECTRONICS - 0.6%
           179,200  Xerox Corp.(1)                                     3,128,832
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 13.5%
           185,400  Chevron Corp.                                     15,807,204
           134,700  ConocoPhillips                                    10,889,148
            27,700  Devon Energy Corporation                           2,066,697
           305,000  Exxon Mobil Corp.                                 25,964,649
           184,500  Royal Dutch Shell plc ADR                         14,315,355
                                                                 ---------------
                                                                      69,043,053
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.1%
            78,402  Weyerhaeuser Co.                                   5,585,358
                                                                 ---------------
PHARMACEUTICALS - 7.9%
           144,400  Abbott Laboratories                                7,319,636
            64,300  Eli Lilly and Company                              3,477,987
           156,300  Johnson & Johnson                                  9,456,150
            76,000  Merck & Co., Inc.                                  3,773,400
           407,300  Pfizer Inc.                                        9,575,623
           144,700  Wyeth                                              7,020,844
                                                                 ---------------
                                                                      40,623,640
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 0.9%
            95,500  Applied Materials, Inc.                            2,104,820
           116,000  Intel Corp.                                        2,739,920
                                                                 ---------------
                                                                       4,844,740
                                                                 ---------------
SOFTWARE - 2.2%
           283,539  Microsoft Corporation                              8,219,796
           176,600  Oracle Corp.(1)                                    3,376,592
                                                                 ---------------
                                                                      11,596,388
                                                                 ---------------
SPECIALTY RETAIL - 2.7%
            66,000  Best Buy Co., Inc.(2)                              2,942,940
           164,300  Gap, Inc. (The)(2)                                 2,825,960
           130,300  Home Depot, Inc. (The)                             4,843,251
           136,900  Staples, Inc.                                      3,151,438
                                                                 ---------------
                                                                      13,763,589
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.6%
            37,000  VF Corp.(2)                                        3,174,230
                                                                 ---------------

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 4.1%
           221,800  Freddie Mac                                       12,702,486
            75,600  MGIC Investment Corp.(2)                           2,922,696
           145,400  Washington Mutual, Inc.(2)                         5,456,862
                                                                 ---------------
                                                                      21,082,044
                                                                 ---------------
TOBACCO - 1.1%
            88,700  Altria Group Inc.                                  5,895,889
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.0%
           254,400  Sprint Nextel Corp.                                5,222,832
                                                                 ---------------
TOTAL COMMON STOCKS                                                  509,015,575
(Cost $391,824,975)                                              ---------------

TEMPORARY CASH INVESTMENTS - 1.2%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 8.875%, 2/15/19,
valued at $6,212,146), in a joint trading
account at 5.10%, dated 7/31/07,
due 8/1/07 (Delivery value $6,100,864)
(Cost $6,100,000)                                                      6,100,000
                                                                 ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 6.5%
Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.30%, dated 7/31/07,
due 8/1/07 (Delivery value $8,668,044)                                 8,666,768

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Government Agency obligations in a
pooled account at the lending agent),
5.29%, dated 7/31/07, due 8/1/07
(Delivery value $5,000,735)                                            5,000,000

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.375%, dated 7/31/07, due 8/1/07
(Delivery value $20,002,986)                                          20,000,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                         33,666,768
(Cost $33,666,768)                                               ---------------

TOTAL INVESTMENT SECURITIES - 106.5%                                 548,782,343
                                                                 ---------------
(Cost $431,591,743)

OTHER ASSETS AND LIABILITIES - (6.5)%                               (33,356,438)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 515,425,905
                                                                 ===============

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of July 31, 2007. The aggregate value of securities on loan at July 31, 2007, was $48,342,016.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $431,905,517
                                                                 ===============
Gross tax appreciation of investments                              $121,887,524
Gross tax depreciation of investments                                (5,010,698)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $116,876,826
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT GROWTH FUND
JULY 31, 2007

[american century investments logo and text logo]

NT GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
AEROSPACE & DEFENSE - 4.8%
            21,775  Boeing Co.                                      $  2,252,188
            19,900  United Technologies Corp.                          1,452,103
                                                                 ---------------
                                                                       3,704,291
                                                                 ---------------
AUTO COMPONENTS - 1.4%
            12,600  BorgWarner Inc.                                    1,089,270
                                                                 ---------------
BEVERAGES - 3.3%
            14,800  Anheuser-Busch Companies, Inc.                       721,796
            28,200  PepsiCo, Inc.                                      1,850,484
                                                                 ---------------
                                                                       2,572,280
                                                                 ---------------
BIOTECHNOLOGY - 0.8%
             8,000  Cephalon, Inc.(1)(2)                                 601,120
                                                                 ---------------
CAPITAL MARKETS - 3.8%
             7,200  Goldman Sachs Group, Inc. (The)                    1,356,048
            12,500  Northern Trust Corp.                                 780,750
            39,000  Schwab (Charles) Corp.                               785,070
                                                                 ---------------
                                                                       2,921,868
                                                                 ---------------
CHEMICALS - 0.6%
             7,300  Monsanto Co.                                         470,485
                                                                 ---------------
COMMERCIAL BANKS - 1.6%
            37,400  Wells Fargo & Co.                                  1,262,998
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%
            14,500  Waste Management, Inc.                               551,435
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 7.2%
            24,100  ADC Telecommunications, Inc.(1)                      450,429
            89,300  Cisco Systems Inc.(1)                              2,581,663
            36,000  Juniper Networks, Inc.(1)                          1,078,560
            17,000  QUALCOMM Inc.                                        708,050
             3,700  Research In Motion Ltd.(1)(2)                        791,800
                                                                 ---------------
                                                                       5,610,502
                                                                 ---------------
COMPUTERS & PERIPHERALS - 6.5%
            19,400  Apple Inc.(1)                                      2,556,144
            32,300  Dell Inc.(1)                                         903,431

NT GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            33,600  Hewlett-Packard Co.                                1,546,608
                                                                 ---------------
                                                                       5,006,183
                                                                 ---------------
DIVERSIFIED - 0.4%
             5,100  iShares Russell 1000
                    Growth Index Fund                                    296,973
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
            26,600  JPMorgan Chase & Co.                               1,170,666
                                                                 ---------------
ELECTRICAL EQUIPMENT - 5.9%
            28,500  Cooper Industries, Ltd. Cl A                       1,508,220
            45,400  Emerson Electric Co.                               2,136,978
            14,800  Roper Industries Inc.(2)                             887,704
                                                                 ---------------
                                                                       4,532,902
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.1%
             8,900  Cameron International Corp.(1)                       694,200
            62,200  Grey Wolf Inc.(1)                                    460,902
            13,300  Schlumberger Ltd.                                  1,259,776
                                                                 ---------------
                                                                       2,414,878
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.9%
            48,300  Wal-Mart Stores, Inc.                              2,219,385
                                                                 ---------------
FOOD PRODUCTS - 2.4%
            27,432  Campbell Soup Co.                                  1,010,321
            32,800  ConAgra Foods, Inc.                                  831,480
                                                                 ---------------
                                                                       1,841,801
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 6.8%
            17,600  Baxter International Inc.                            925,760
            12,000  Becton, Dickinson & Co.                              916,320
            15,800  DENTSPLY International Inc.                          576,542
             2,000  Idexx Laboratories, Inc.(1)(2)                       200,520
             4,900  Intuitive Surgical Inc.(1)                         1,041,789
            18,900  Medtronic, Inc.                                      957,663
             9,700  Mentor Corp.(2)                                      381,695
             9,144  TomoTherapy Inc.(1)                                  247,802
                                                                 ---------------
                                                                       5,248,091
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.9%
             9,200  Laboratory Corp. of
                    America Holdings(1)                                  679,420
            15,700  Patterson Companies, Inc.(1)                         563,159

NT GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             5,400  VCA Antech Inc.(1)                                   212,436
                                                                 ---------------
                                                                       1,455,015
                                                                 ---------------
HOUSEHOLD DURABLES - 0.6%
             5,300  Mohawk Industries Inc.(1)(2)                         477,053
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.1%
            25,700  Procter & Gamble Co. (The)                         1,589,802
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.4%
            27,200  General Electric Co.                               1,054,272
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.2%
             7,100  Amazon.com, Inc.(1)                                  557,634
             6,000  Priceline.com Inc.(1)(2)                             382,800
                                                                 ---------------
                                                                         940,434
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 4.0%
            46,900  eBay Inc.(1)                                       1,519,560
             3,100  Google Inc. Cl A(1)                                1,581,000
                                                                 ---------------
                                                                       3,100,560
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.8%
            26,900  Thermo Fisher Scientific Inc.(1)                   1,404,449
                                                                 ---------------
MACHINERY - 2.4%
            14,400  Eaton Corp.                                        1,399,392
             5,957  Valmont Industries, Inc.(2)                          450,290
                                                                 ---------------
                                                                       1,849,682
                                                                 ---------------
MEDIA - 1.5%
             6,700  Lamar Advertising Co. Cl A(2)                        398,851
            20,400  Viacom Inc. Cl B(1)                                  781,320
                                                                 ---------------
                                                                       1,180,171
                                                                 ---------------
METALS & MINING - 0.9%
             6,900  Allegheny Technologies Inc.                          724,017
                                                                 ---------------
MULTILINE RETAIL - 1.3%
            16,000  Target Corp.                                         969,120
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.9%
            13,200  Apache Corp.                                       1,065,900

NT GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             6,500  Devon Energy Corporation                             484,965
            11,600  Exxon Mobil Corp.                                    987,508
            22,700  XTO Energy Inc.                                    1,237,831
                                                                 ---------------
                                                                       3,776,204
                                                                 ---------------
PERSONAL PRODUCTS - 0.2%
             6,368  Bare Escentuals Inc.(1)(2)                           179,641
                                                                 ---------------
PHARMACEUTICALS - 5.5%
            11,800  Allergan, Inc.                                       685,934
             7,800  Roche Holding AG ORD                               1,380,733
            77,253  Schering-Plough Corp.                              2,204,801
                                                                 ---------------
                                                                       4,271,468
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 5.9%
            36,700  Broadcom Corp. Cl A(1)                             1,204,127
            24,100  Intersil Corp. Cl A                                  704,925
            89,000  ON Semiconductor Corp.(1)(2)                       1,051,980
            30,900  STMicroelectronics N.V.
                    New York Shares                                      530,244
            69,100  Teradyne, Inc.(1)                                  1,084,179
                                                                 ---------------
                                                                       4,575,455
                                                                 ---------------
SOFTWARE - 2.6%
            17,700  Microsoft Corporation                                513,123
            49,200  Oracle Corp.(1)                                      940,704
            19,100  THQ Inc.(1)                                          549,316
                                                                 ---------------
                                                                       2,003,143
                                                                 ---------------
SPECIALTY RETAIL - 4.9%
            30,765  GameStop Corp. Cl A(1)                             1,241,368
            41,900  Home Depot, Inc. (The)                             1,557,423
             9,100  Lowe's Companies, Inc.                               254,891
            25,500  TJX Companies, Inc. (The)                            707,625
                                                                 ---------------
                                                                       3,761,307
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 2.7%
            40,000  American Tower Corp. Cl A(1)                       1,666,400
            11,882  MetroPCS
                    Communications, Inc.(1)                              435,119
                                                                 ---------------
                                                                       2,101,519
                                                                 ---------------
TOTAL COMMON STOCKS                                                   76,928,440
(Cost $70,016,039)                                               ---------------

NT GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.9%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 7.125% - 9.125%,
5/15/18 - 2/15/23, valued at $714,732), in
a joint trading account at 5.08%, dated 7/31/07,
due 8/1/07 (Delivery value $700,099)                                     700,000
(Cost $700,000)                                                  ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 6.9%
Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 5.30%, dated 7/31/07,
due 8/1/07 (Delivery value $5,320,261)                                 5,319,478
(Cost $5,319,478)                                                ---------------

TOTAL INVESTMENT SECURITIES - 107.3%                                  82,947,918
(Cost $76,035,517)                                               ---------------

OTHER ASSETS AND LIABILITIES - (7.3)%                                (5,612,558)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 77,335,360
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                   Settlement                               Unrealized
to Sell                        Date                 Value            Gain (Loss)
--------------------------------------------------------------------------------
985,140  CHF for USD         8/31/07              $821,324            $(5,784)
                                              ==================================
(Value on Settlement Date $815,540)

NOTES TO SCHEDULE OF INVESTMENTS
CHF = Swiss Franc
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of July 31, 2007. The aggregate value of securities on loan at July 31, 2007, was $5,210,590.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of July 31, 2007, securities with an aggregate value of $1,380,733, which represented 1.8% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

NT GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $76,301,659
                                                                 ===============
Gross tax appreciation of investments                               $ 7,773,025
Gross tax depreciation of investments                                (1,126,766)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $ 6,646,259
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT VISTA(reg.sm) FUND
JULY 31, 2007

[american century investments logo and text logo]

NT VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.4%
AEROSPACE & DEFENSE - 9.7%
            35,221  BE Aerospace, Inc.(1)                           $  1,428,565
            15,191  Precision Castparts Corp.                          2,082,078
                                                                 ---------------
                                                                       3,510,643
                                                                 ---------------
AUTO COMPONENTS - 1.0%
            12,400  Goodyear Tire &
                    Rubber Co. (The)(1)                                  356,128
                                                                 ---------------
BEVERAGES - 0.5%
             1,900  Molson Coors Brewing Co.                             168,986
                                                                 ---------------
BIOTECHNOLOGY - 0.9%
             3,200  Celgene Corp.(1)                                     193,792
             5,100  Onyx Pharmaceuticals, Inc.(1)                        141,831
                                                                 ---------------
                                                                         335,623
                                                                 ---------------
CAPITAL MARKETS - 1.0%
             6,100  Ameriprise Financial Inc.                            367,647
                                                                 ---------------
CHEMICALS - 2.9%
            10,870  Monsanto Co.                                         700,572
             4,700  Mosaic Co. (The)(1)                                  176,532
             6,600  Terra Industries Inc.(1)                             161,898
                                                                 ---------------
                                                                       1,039,002
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.3%
             8,100  Corrections Corp. of America(1)                      233,685
             8,500  TeleTech Holdings, Inc.(1)                           249,305
                                                                 ---------------
                                                                         482,990
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 3.9%
             2,900  Blue Coat Systems, Inc.(1)                           141,317
             4,700  Ciena Corp.(1)                                       171,691
             7,900  CommScope, Inc.(1)                                   429,997
            15,800  Juniper Networks, Inc.(1)                            473,368
             4,500  Riverbed Technology, Inc.(1)                         198,720
                                                                 ---------------
                                                                       1,415,093
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.8%
             4,800  Apple Inc.(1)                                        632,448
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 4.9%
             9,220  Foster Wheeler Ltd.(1)                             1,036,236

NT VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            26,117  Quanta Services, Inc.(1)                             742,506
                                                                 ---------------
                                                                       1,778,742
                                                                 ---------------
CONTAINERS & PACKAGING - 2.5%
             3,000  Greif, Inc. Cl A                                     165,000
            18,300  Owens-Illinois Inc.(1)                               731,634
                                                                 ---------------
                                                                         896,634
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.7%
             4,500  Apollo Group, Inc. Cl A(1)                           265,995
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.7%
             8,600  Cogent Communications
                    Group, Inc.(1)                                       246,648
                                                                 ---------------
ELECTRIC UTILITIES - 1.7%
             3,400  Allegheny Energy, Inc.(1)                            177,582
            16,400  Reliant Energy, Inc.(1)                              421,152
                                                                 ---------------
                                                                         598,734
                                                                 ---------------
ELECTRICAL EQUIPMENT - 3.1%
             3,100  First Solar Inc.(1)                                  348,967
             4,800  General Cable Corp.(1)                               381,600
             3,100  SunPower Corp. Cl A(1)                               218,643
             2,600  Vestas Wind Systems AS ORD(1)                        172,362
                                                                 ---------------
                                                                       1,121,572
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.5%
             2,400  Itron Inc.(1)                                        190,632
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 4.6%
             7,800  Acergy SA                                            207,639
             2,100  Aker Kvaerner ASA ORD                                 53,442
             2,700  Cameron International Corp.(1)                       210,600
             2,606  Core Laboratories N.V.(1)                            280,484
            18,700  Dresser-Rand Group Inc.(1)                           693,770
             1,600  National Oilwell Varco, Inc.(1)                      192,176
                                                                 ---------------
                                                                       1,638,111
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
             4,402  Immucor, Inc.(1)                                     137,166
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.5%
            17,100  Express Scripts, Inc.(1)                             857,223

NT VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             9,200  Medco Health Solutions Inc.(1)                       747,684
                                                                 ---------------
                                                                       1,604,907
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.0%
            10,500  Bally Technologies, Inc.(1)                          258,300
             2,412  Las Vegas Sands Corp.(1)                             210,447
             9,820  WMS Industries Inc.(1)                               256,204
                                                                 ---------------
                                                                         724,951
                                                                 ---------------
HOUSEHOLD DURABLES - 0.5%
             5,900  Tempur-Pedic International Inc.                      183,785
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.8%
             3,296  McDermott International, Inc.(1)                     273,370
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.1%
               500  Amazon.com, Inc.(1)                                   39,270
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.9%
             3,900  Equinix Inc.(1)                                      338,949
                                                                 ---------------
IT SERVICES - 1.0%
             2,300  MasterCard Inc. Cl A                                 369,840
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 3.9%
             4,700  PerkinElmer, Inc.                                    130,801
            24,300  Thermo Fisher Scientific Inc.(1)                   1,268,703
                                                                 ---------------
                                                                       1,399,504
                                                                 ---------------
MACHINERY - 5.2%
            19,900  AGCO Corp.(1)                                        764,756
             2,500  Flowserve Corp.                                      180,675
               392  Hyundai Mipo Dockyard Co.,
                    Ltd. ORD                                             124,536
             3,600  Manitowoc Co., Inc. (The)                            279,612
             2,700  Navistar International Corp.(1)                      170,100
             3,300  Samsung Heavy Industries Co.,
                    Ltd. ORD                                             181,004
             2,200  Terex Corp.(1)                                       189,750
                                                                 ---------------
                                                                       1,890,433
                                                                 ---------------
MEDIA - 2.2%
            18,900  Liberty Global, Inc. Series A(1)                     792,477
                                                                 ---------------
METALS & MINING - 1.0%
             1,700  Allegheny Technologies Inc.                          178,381

NT VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             2,100  Haynes International Inc.(1)                         188,601
                                                                 ---------------
                                                                         366,982
                                                                 ---------------
MULTILINE RETAIL - 0.4%
             4,800  Big Lots, Inc.(1)                                    124,128
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.8%
             4,300  Cabot Oil & Gas Corp.                                147,060
             3,600  Southwestern Energy Company(1)                       146,268
                                                                 ---------------
                                                                         293,328
                                                                 ---------------
PHARMACEUTICALS - 1.9%
            28,600  Shire plc ORD                                        701,524
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 1.2%
             4,092  Jones Lang LaSalle Inc.                              449,220
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 5.2%
             6,200  Intersil Corp. Cl A                                  181,350
             8,824  MEMC Electronic Materials Inc.(1)                    541,088
             9,600  National Semiconductor Corp.                         249,504
            15,900  NVIDIA Corp.(1)                                      727,584
             9,700  OmniVision Technologies, Inc.(1)                     166,549
                                                                 ---------------
                                                                       1,866,075
                                                                 ---------------
SOFTWARE - 3.8%
             2,800  Nintendo Co., Ltd. ORD                             1,370,105
                                                                 ---------------
SPECIALTY RETAIL - 5.6%
             6,800  American Eagle Outfitters, Inc.                      164,968
            22,100  GameStop Corp. Cl A(1)                               891,735
            15,000  Guess?, Inc.                                         712,350
             5,200  Tiffany & Co.                                        250,900
                                                                 ---------------
                                                                       2,019,953
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 2.2%
             5,100  Coach Inc.(1)                                        231,846
             4,700  Crocs, Inc.(1)                                       278,804
             5,200  Phillips-Van Heusen Corp.                            270,712
                                                                 ---------------
                                                                         781,362
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 13.1%
             6,081  Clearwire Corp. Cl A(1)                              173,491
            11,896  Leap Wireless International, Inc.(1)               1,051,606
             5,069  MetroPCS Communications, Inc.(1)                     185,627

NT VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             3,300  Millicom International
                    Cellular SA(1)                                       264,990
            23,767  NII Holdings, Inc. Cl B(1)                         1,996,903
            31,102  SBA Communications Corp.
                    Cl A(1)                                            1,036,319
                                                                 ---------------
                                                                       4,708,936
                                                                 ---------------
TOTAL COMMON STOCKS                                                   35,481,893
(Cost $27,186,133)                                               ---------------

TEMPORARY CASH INVESTMENTS - 1.1%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 7.125% - 9.125%,
5/15/18 - 2/15/23, valued at $408,419),
in a joint trading account at 5.08%,
dated 7/31/07, due 8/1/07
(Delivery value $400,056)                                                400,000
                                                                 ---------------
(Cost $400,000)

TOTAL INVESTMENT SECURITIES - 99.5%                                   35,881,893
                                                                 ---------------
(Cost $27,586,133)

OTHER ASSETS AND LIABILITIES - 0.5%                                      172,482
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 36,054,375
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                        Settlement                          Unrealized
to Sell                             Date            Value            Gain (Loss)
--------------------------------------------------------------------------------
   750,880  DKK for USD           8/31/07        $  138,289           $  (401)
   272,272  GBP for USD           8/31/07           552,829              (728)
81,200,000  JPY for USD           8/31/07           687,757            (2,066)
 1,709,820  NOK for USD           8/31/07           293,675            (3,260)
   862,540  SEK for USD           8/31/07           128,248               (56)
                                                --------------------------------
                                                 $1,800,798           $(6,511)
                                                ================================
(Value on Settlement Date $1,794,287)

NOTES TO SCHEDULE OF INVESTMENTS
DKK = Danish Krone
GBP = British Pound
JPY = Japanese Yen
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
SEK = Swedish Krona
USD = United States Dollar
(1) Non-income producing.

As of July 31, 2007, securities with an aggregate value of $2,505,072, which represented 6.9% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

NT VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 27,802,918
                                                                 ===============
Gross tax appreciation of investments                              $  8,483,033
Gross tax depreciation of investments                                  (404,058)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  8,078,975
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
AMERICAN CENTURY-MASON STREET MID CAP GROWTH FUND
JULY 31, 2007

[american century investments logo and text logo]

AMERICAN CENTURY-MASON STREET MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.3%
AEROSPACE & DEFENSE - 1.5%
            81,600  Spirit Aerosystems
                    Holdings Inc. Cl A(1)                           $  2,962,080
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 2.9%
            55,900  C.H. Robinson Worldwide Inc.                       2,719,535
            62,820  Expeditors International of
                    Washington, Inc.                                   2,806,798
                                                                 ---------------
                                                                       5,526,333
                                                                 ---------------
BIOTECHNOLOGY - 1.1%
            34,600  Celgene Corp.(1)                                   2,095,376
                                                                 ---------------
CAPITAL MARKETS - 5.2%
            74,220  Investment Technology
                    Group Inc.(1)                                      2,965,831
            21,205  Legg Mason, Inc.                                   1,908,450
            87,800  SEI Investments Co.                                2,393,428
            55,200  T. Rowe Price Group Inc.                           2,877,576
                                                                 ---------------
                                                                      10,145,285
                                                                 ---------------
CHEMICALS - 2.2%
            55,330  Praxair, Inc.                                      4,239,385
                                                                 ---------------
COMMERCIAL BANKS - 1.8%
            24,800  Colonial BancGroup Inc. (The)                        540,888
            55,800  SVB Financial Group(1)                             2,939,544
                                                                 ---------------
                                                                       3,480,432
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 6.6%
           101,100  Corrections Corp. of America(1)                    2,916,735
            40,050  Monster Worldwide Inc.(1)                          1,557,545
            56,900  Ritchie Bros. Auctioneers Inc.                     3,709,880
            61,580  Robert Half International Inc.                     2,093,104
            53,580  Stericycle Inc.(1)                                 2,568,625
                                                                 ---------------
                                                                      12,845,889
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.7%
           109,800  Foundry Networks, Inc.(1)                          1,931,382
            26,290  Harris Corp.                                       1,442,795
                                                                 ---------------
                                                                       3,374,177
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.9%
            63,600  Network Appliance, Inc.(1)                         1,802,424
                                                                 ---------------
CONTAINERS & PACKAGING - 1.1%
            54,300  Owens-Illinois Inc.(1)                             2,170,914
                                                                 ---------------

AMERICAN CENTURY-MASON STREET MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 2.1%
             4,360  CME Group Inc.                                     2,408,900
            10,912  IntercontinentalExchange Inc.(1)                   1,649,131
                                                                 ---------------
                                                                       4,058,031
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.0%
            68,310  NeuStar, Inc. Cl A(1)                              1,970,060
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.6%
            91,820  Amphenol Corp. Cl A                                3,145,753
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 7.2%
            52,900  Cameron International Corp.(1)                     4,126,200
            33,800  Diamond Offshore Drilling, Inc.                    3,487,484
            17,500  National Oilwell Varco, Inc.(1)                    2,101,925
            69,300  Smith International, Inc.                          4,255,713
                                                                 ---------------
                                                                      13,971,322
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.7%
            27,100  Longs Drug Stores Corp.                            1,310,556
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.7%
            61,670  Immucor, Inc.(1)                                   1,921,637
            23,500  Intuitive Surgical Inc.(1)                         4,996,335
            35,360  Kyphon Inc.(1)                                     2,320,323
            19,000  Mettler-Toledo International, Inc.(1)              1,808,040
                                                                 ---------------
                                                                      11,046,335
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 11.0%
           101,200  DaVita Inc.(1)                                     5,357,528
            74,400  Express Scripts, Inc.(1)                           3,729,672
            94,500  Lincare Holdings Inc.(1)                           3,372,705
            52,115  Pediatrix Medical Group, Inc.(1)                   2,812,125
            86,095  Psychiatric Solutions, Inc.(1)                     2,934,979
            77,880  VCA Antech Inc.(1)                                 3,063,799
                                                                 ---------------
                                                                      21,270,808
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.3%
            62,900  International Game Technology                      2,221,628
            27,000  Jack in the Box Inc.(1)                            1,727,730
            27,700  Orient-Express Hotels Ltd. Cl A                    1,286,665
            19,600  Starwood Hotels & Resorts
                    Worldwide, Inc.                                    1,234,016
                                                                 ---------------
                                                                       6,470,039
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.7%
            31,600  Digital River Inc.(1)                              1,422,316
           174,880  ValueClick Inc.(1)                                 3,738,934
                                                                 ---------------
                                                                       5,161,250
                                                                 ---------------

AMERICAN CENTURY-MASON STREET MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
IT SERVICES - 2.9%
            37,380  Cognizant Technology Solutions
                    Corporation Cl A(1)                                3,027,032
            72,800  VeriFone Holdings Inc.(1)                          2,650,648
                                                                 ---------------
                                                                       5,677,680
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.5%
            11,490  Ventana Medical Systems Inc.(1)                      957,577
                                                                 ---------------
MACHINERY - 2.3%
            27,400  Harsco Corp.                                       1,442,884
            17,700  Joy Global Inc.                                      875,973
            28,500  Manitowoc Co., Inc. (The)                          2,213,595
                                                                 ---------------
                                                                       4,532,452
                                                                 ---------------
MEDIA - 1.4%
            67,900  Focus Media Holding Ltd. ADR(1)                    2,804,949
                                                                 ---------------
METALS & MINING - 0.9%
            30,400  SPDR S&P Metals &
                    Mining ETF(1)                                      1,803,328
                                                                 ---------------
MULTILINE RETAIL - 2.0%
            68,200  Dollar Tree Stores Inc.(1)                         2,609,332
            69,200  Saks Inc.                                          1,280,892
                                                                 ---------------
                                                                       3,890,224
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 1.9%
            49,930  Range Resources Corporation                        1,854,400
            42,700  Southwestern Energy Company(1)                     1,734,901
                                                                 ---------------
                                                                       3,589,301
                                                                 ---------------
PERSONAL PRODUCTS - 1.0%
            71,700  Bare Escentuals Inc.(1)                            2,022,657
                                                                 ---------------
ROAD & RAIL - 2.4%
            60,910  J.B. Hunt Transport Services, Inc.                 1,701,216
           162,800  Knight Transportation Inc.                         2,871,792
                                                                 ---------------
                                                                       4,573,008
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 6.1%
            52,050  KLA-Tencor Corp.                                   2,955,920
            40,600  MEMC Electronic Materials Inc.(1)                  2,489,592
           105,397  Microchip Technology Inc.                          3,826,965
            55,200  NVIDIA Corp.(1)                                    2,525,952
                                                                 ---------------
                                                                      11,798,429
                                                                 ---------------

AMERICAN CENTURY-MASON STREET MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
SOFTWARE - 5.2%
           144,297  Activision, Inc.(1)                                2,468,922
            42,300  Autodesk, Inc.(1)                                  1,792,251
            74,038  Citrix Systems, Inc.(1)                            2,677,954
            48,600  FactSet Research Systems Inc.                      3,207,114
                                                                 ---------------
                                                                      10,146,241
                                                                 ---------------
SPECIALTY RETAIL - 5.7%
            21,300  Abercrombie & Fitch Co.                            1,488,870
           122,600  GameStop Corp. Cl A(1)                             4,946,910
            60,770  O'Reilly Automotive Inc.(1)                        2,024,249
            55,100  Payless ShoeSource, Inc.(1)                        1,466,762
            55,700  Urban Outfitters Inc.(1)                           1,117,342
                                                                 ---------------
                                                                      11,044,133
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.3%
            54,200  Coach Inc.(1)                                      2,463,932
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.4%
            52,800  MSC Industrial Direct Co. Cl A                     2,655,312
                                                                 ---------------
TOTAL COMMON STOCKS                                                  185,005,672
(Cost $154,295,674)                                              ---------------

COMMERCIAL PAPER(2) - 5.2%
         2,000,000  Alpine Securitization,
                    5.26%, 8/3/07(3)                                   1,999,400
         3,000,000  Ciesco LLC, 5.28%, 8/16/07(3)                      2,993,313
         3,000,000  Ranger Funding Co. LLC,
                    5.28%, 8/20/07                                     2,991,540
         2,200,000  UBS Finance LLC,
                    5.33%, 8/1/07(3)                                   2,200,000
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                10,184,253
(Cost $10,184,456)                                               ---------------

TEMPORARY CASH INVESTMENTS - 0.3%
           500,000  FNMA Discount Notes,
                    5.13%, 9/19/07(2)                                    496,533
(Cost $496,509)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 100.8%                                 195,686,458
                                                                 ---------------
(Cost $164,976,639)

OTHER ASSETS AND LIABILITIES - (0.8)%                                (1,542,831)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $194,143,627
                                                                 ===============

FUTURES CONTRACTS
Contracts Purchased              Expiration Date  Underlying Face Amount at Value  Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------------
11 S&P MidCap 400 Index Futures  September 2007              $4,724,500                   $(276,008)
                                                  =======================================================

AMERICAN CENTURY-MASON STREET MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ETF = Exchange Traded Fund
FNMA = Federal National Mortgage Association
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.
(3) Security, or a portion thereof, has been segregated for futures contracts.

AMERICAN CENTURY-MASON STREET MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 165,065,779
                                                                 ===============
Gross tax appreciation of investments                             $  35,562,633
Gross tax depreciation of investments                                (4,941,954)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  30,620,679
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH FUND
JULY 31, 2007

[american century investments logo and text logo]

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 93.7%
AIR FREIGHT & LOGISTICS - 0.8%
             7,100  C.H. Robinson Worldwide Inc.                   $     345,415
                                                                 ---------------
BEVERAGES - 1.7%
            18,650  Central European
                    Distribution Corp.(1)                                767,821
                                                                 ---------------
BIOTECHNOLOGY - 0.5%
            15,300  Cepheid(1)                                           225,675
                                                                 ---------------
CAPITAL MARKETS - 3.6%
             6,494  FCStone Group, Inc.(1)                               312,037
             9,167  Greenhill & Co. Inc.                                 531,686
            12,042  KBW, Inc.(1)                                         302,375
            18,939  OptionsXpress Holdings, Inc.                         473,664
                                                                 ---------------
                                                                       1,619,762
                                                                 ---------------
CHEMICALS - 1.9%
            18,109  Airgas Inc.                                          845,690
                                                                 ---------------
COMMERCIAL BANKS - 1.3%
            14,650  Greater Bay Bancorp                                  393,792
             8,000  PrivateBancorp Inc.                                  216,000
                                                                 ---------------
                                                                         609,792
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 10.0%
            14,548  Advisory Board Co. (The)(1)                          749,077
            35,880  Corrections Corp. of America(1)                    1,035,138
             8,026  Huron Consulting Group Inc.(1)                       545,206
             6,962  IHS Inc. Cl A(1)                                     330,138
            29,100  Interface Inc. Cl A                                  536,313
            32,084  Kenexa Corp.(1)                                    1,147,965
               800  Taleo Corp. Cl A(1)                                   17,208
             3,800  Team, Inc.(1)                                        178,638
                                                                 ---------------
                                                                       4,539,683
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.7%
            20,282  Comtech Group Inc.(1)                                288,410
             5,928  Polycom Inc.(1)                                      183,590
             6,794  Riverbed Technology, Inc.(1)                         300,023
                                                                 ---------------
                                                                         772,023
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.5%
             6,300  Synaptics Inc.(1)                                    221,256
                                                                 ---------------
CONTAINERS & PACKAGING - 1.4%
            12,642  Silgan Holdings Inc.                                 652,580
                                                                 ---------------

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
DISTRIBUTORS - 1.4%
            22,480  LKQ Corporation(1)                                   639,106
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.6%
            12,056  Capella Education Co.(1)                             539,024
             4,196  Sotheby's                                            179,379
                                                                 ---------------
                                                                         718,403
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.6%
            37,630  Marlin Business Services Corp.(1)                    733,409
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.6%
            12,822  Aruba Networks, Inc.(1)                              257,466
                                                                 ---------------
ELECTRIC UTILITIES - 1.9%
            20,923  ITC Holdings Corp.                                   879,812
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.1%
            16,000  Insight Enterprises Inc.(1)                          360,960
             6,028  Mellanox Technologies, Ltd.(1)                       116,762
                                                                 ---------------
                                                                         477,722
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 4.6%
            14,720  Dril-Quip Inc.(1)                                    706,413
             8,106  Global Industries Ltd.(1)                            209,945
            12,822  Oceaneering International, Inc.(1)                   720,083
            11,372  T-3 Energy Services Inc.(1)                          394,495
             1,700  Tesco Corp.(1)                                        57,511
                                                                 ---------------
                                                                       2,088,447
                                                                 ---------------
FOOD PRODUCTS - 0.3%
             6,326  TreeHouse Foods, Inc.(1)                             141,766
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.8%
             3,630  Hologic, Inc.(1)                                     188,034
            12,106  Kyphon Inc.(1)                                       794,395
            18,488  Meridian Bioscience Inc.                             412,837
            31,772  Natus Medical Inc.(1)                                484,841
            25,216  Thoratec Corp.(1)                                    489,443
             9,600  TomoTherapy Inc.(1)                                  260,160
                                                                 ---------------
                                                                       2,629,710
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.7%
             8,320  Pediatrix Medical Group, Inc.(1)                     448,947
            30,384  Providence Service Corp. (The)(1)                    798,188
            13,000  Psychiatric Solutions, Inc.(1)                       443,170
                                                                 ---------------
                                                                       1,690,305
                                                                 ---------------

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 5.1%
            14,300  California Pizza Kitchen, Inc.(1)                    271,414
             9,433  Life Time Fitness Inc.(1)                            485,045
            33,570  Morton's Restaurant Group Inc.(1)                    606,609
            10,762  Orient-Express Hotels Ltd. Cl A                      499,895
            16,552  Pinnacle Entertainment Inc.(1)                       438,794
                                                                 ---------------
                                                                       2,301,757
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.5%
            11,090  GSI Commerce, Inc.(1)                                246,863
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 9.4%
             7,510  Bankrate, Inc.(1)                                    336,824
             3,768  comScore, Inc.(1)                                     88,473
            28,100  DealerTrack Holdings Inc.(1)                       1,013,286
            21,499  Limelight Networks, Inc.(1)                          355,808
            10,424  LoopNet, Inc.(1)                                     215,568
            25,856  Sohu.com Inc.(1)                                     830,753
            37,202  SonicWALL, Inc.(1)                                   328,866
            37,900  Switch & Data
                    Facilities Co. Inc.(1)                               598,820
             7,937  ValueClick Inc.(1)                                   169,693
            10,224  VistaPrint Ltd.(1)                                   349,150
                                                                 ---------------
                                                                       4,287,241
                                                                 ---------------
IT SERVICES - 1.5%
             3,400  Forrester Research Inc.(1)                            84,388
            44,300  Global Cash Access Inc.(1)                           605,138
                                                                 ---------------
                                                                         689,526
                                                                 ---------------
MACHINERY - 1.8%
             6,611  Axsys Technologies, Inc.(1)                          193,702
             3,555  Bucyrus International, Inc. Cl A                     225,957
            12,622  Force Protection, Inc.(1)                            198,165
             4,100  Kaydon Corporation                                   218,161
                                                                 ---------------
                                                                         835,985
                                                                 ---------------
MARINE - 0.4%
             7,100  American Commercial
                    Lines Inc.(1)                                        157,265
                                                                 ---------------
MEDIA - 1.4%
             4,500  Arbitron Inc.                                        224,100
            17,218  National CineMedia, Inc.(1)                          428,728
                                                                 ---------------
                                                                         652,828
                                                                 ---------------
METALS & MINING - 1.2%
             7,498  A.M. Castle & Co.                                    247,584
             5,200  SPDR S&P Metals &
                    Mining ETF(1)                                        308,464
                                                                 ---------------
                                                                         556,048
                                                                 ---------------

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS - 1.2%
             8,381  Adams Respiratory
                    Therapeutics, Inc.(1)                                310,181
            13,954  Obagi Medical Products Inc.(1)                       236,241
                                                                 ---------------
                                                                         546,422
                                                                 ---------------
ROAD & RAIL - 1.1%
            27,807  Knight Transportation Inc.                           490,515
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 7.7%
             3,600  Cymer, Inc.(1)                                       153,900
            26,026  Diodes Inc.(1)                                       691,511
            32,380  Netlogic Microsystems Inc.(1)                        986,942
            45,260  Silicon Image, Inc.(1)                               308,673
            17,618  SiRF Technology Holdings, Inc.(1)                    412,966
             1,600  Spreadtrum Communications, Inc.
                    ADR(1)                                                22,720
            22,174  Tessera Technologies Inc.(1)                         912,017
                                                                 ---------------
                                                                       3,488,729
                                                                 ---------------
SOFTWARE - 9.6%
            33,650  Blackboard Inc.(1)                                 1,488,340
               546  BladeLogic, Inc.(1)                                   14,060
            19,716  Glu Mobile Inc.(1)                                   234,620
            22,900  Macrovision Corp.(1)                                 544,562
             8,620  Synchronoss Technologies, Inc.(1)                    313,423
             9,092  The9 Ltd. ADR(1)                                     445,508
            27,504  THQ Inc.(1)                                          791,015
            19,616  Ultimate Software Group Inc.(1)                      532,182
                                                                 ---------------
                                                                       4,363,710
                                                                 ---------------
SPECIALTY RETAIL - 3.2%
             7,926  Citi Trends, Inc.(1)                                 260,765
             1,254  Hibbett Sports Inc.(1)                                32,140
             6,228  J. Crew Group Inc.(1)                                313,268
            11,190  Tween Brands, Inc.(1)                                428,129
            11,716  Zumiez Inc.(1)                                       433,376
                                                                 ---------------
                                                                       1,467,678
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.2%
             5,114  lululemon athletica inc.(1)                          164,364
            10,552  Volcom, Inc.(1)                                      374,385
                                                                 ---------------
                                                                         538,749
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.3%
             5,500  Encore Bancshares, Inc.(1)                           124,135
                                                                 ---------------

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS - 1.8%
             8,884  Houston Wire & Cable Co.(1)                          228,941
            22,380  UAP Holding Corp.                                    608,064
                                                                 ---------------
                                                                         837,005
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.3%
            15,300  Centennial
                    Communications Corp.(1)                              156,519
                                                                 ---------------
TOTAL COMMON STOCKS                                                   42,596,818
(Cost $35,981,620)                                               ---------------

COMMERCIAL PAPER(2) - 5.1%
     $     500,000  Sheffield Receivables,
                    5.27%, 8/8/07                                        499,475
         1,800,000  UBS Finance LLC,
                    5.33%, 8/1/07(3)                                   1,800,000
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                 2,299,475
(Cost $2,299,488)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.7%
           300,000  FNMA Discount Notes,
                    5.13%, 9/19/07(2)                                    297,920
(Cost $297,905)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 99.5%                                   45,194,213
                                                                 ---------------
(Cost $38,579,013)

OTHER ASSETS AND LIABILITIES - 0.5%                                      244,136
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 45,438,349
                                                                 ===============

FUTURES CONTRACTS
Contracts Purchased           Expiration Date  Underlying Face Amount at Value  Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------
2 Russell 2000 Index Futures   September 2007              $777,500                     $(64,461)
                                               =======================================================

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ETF = Exchange Traded Fund
FNMA = Federal National Mortgage Association
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.
(3) Security, or a portion thereof, has been segregated for futures contracts.

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $38,616,360
                                                                 ===============
Gross tax appreciation of investments                               $ 7,827,137
Gross tax depreciation of investments                                (1,249,284)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $ 6,577,853
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY MUTUAL FUNDS, INC.

By:      /s/  Jonathan S. Thomas
         ------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President

Date:    September 25, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         ------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President
                    (principal executive officer)

Date:    September 25, 2007

By:      /s/  Robert J. Leach
         ------------------------------------
         Name:      Robert J. Leach
         Title:     Vice President, Treasurer, and
                    Chief Financial Officer
                    (principal financial officer)

Date:    September 25, 2007